UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam Target Date Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2025

Date of reporting period:	August 1, 2024 – January 31, 2025

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Sustainable Retirement 2065 Fund
Class A [PCJQX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$15	0.28%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$955,233
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	11%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2065 Fund	PAGE 1	39412-STSA-0325

Putnam Sustainable Retirement 2065 Fund
Class C [PCJRX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$53	1.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$955,233
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	11%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2065 Fund	PAGE 1	39412-STSC-0325

Putnam Sustainable Retirement 2065 Fund
Class R [PCJUX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$35	0.68%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$955,233
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	11%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2065 Fund	PAGE 1	39412-STSR-0325

Putnam Sustainable Retirement 2065 Fund
Class R3 [PCJVX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$22	0.43%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$955,233
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	11%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2065 Fund	PAGE 1	39412-STSR3-0325

Putnam Sustainable Retirement 2065 Fund
Class R4 [PCJWX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$9	0.18%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$955,233
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	11%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2065 Fund	PAGE 1	39412-STSR4-0325

Putnam Sustainable Retirement 2065 Fund
Class R5 [PCJIX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$2	0.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$955,233
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	11%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2065 Fund	PAGE 1	39412-STSR5-0325

Putnam Sustainable Retirement 2065 Fund
Class R6 [PCJYX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	-$4	-0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$955,233
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	11%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2065 Fund	PAGE 1	39412-STSR6-0325

Putnam Sustainable Retirement 2065 Fund
Class Y [PCJSX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$2	0.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$955,233
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	11%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2065 Fund	PAGE 1	39412-STSY-0325

Putnam Sustainable Retirement 2060 Fund
Class A [PRTFX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$14	0.28%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$57,224,817
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2060 Fund	PAGE 1	39241-STSA-0325

Putnam Sustainable Retirement 2060 Fund
Class C
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$53	1.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$57,224,817
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2060 Fund	PAGE 1	39241-STSC-0325

Putnam Sustainable Retirement 2060 Fund
Class R [PRTRX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$35	0.68%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$57,224,817
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2060 Fund	PAGE 1	39241-STSR-0325

Putnam Sustainable Retirement 2060 Fund
Class R3 [PAEVX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$22	0.43%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$57,224,817
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2060 Fund	PAGE 1	39241-STSR3-0325

Putnam Sustainable Retirement 2060 Fund
Class R4 [PAEUX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$9	0.18%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$57,224,817
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2060 Fund	PAGE 1	39241-STSR4-0325

Putnam Sustainable Retirement 2060 Fund
Class R5 [PAEWX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$2	0.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$57,224,817
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2060 Fund	PAGE 1	39241-STSR5-0325

Putnam Sustainable Retirement 2060 Fund
Class R6 [PEFGX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	-$4	-0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$57,224,817
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2060 Fund	PAGE 1	39241-STSR6-0325

Putnam Sustainable Retirement 2060 Fund
Class Y [PRTYX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$2	0.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$57,224,817
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2060 Fund	PAGE 1	39241-STSY-0325

Putnam Sustainable Retirement 2055 Fund
Class A [PRRFX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$15	0.29%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$131,501,884
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	5%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2055 Fund	PAGE 1	39195-STSA-0325

Putnam Sustainable Retirement 2055 Fund
Class C
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$54	1.04%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$131,501,884
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	5%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2055 Fund	PAGE 1	39195-STSC-0325

Putnam Sustainable Retirement 2055 Fund
Class R [PRRVX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$36	0.69%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$131,501,884
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	5%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2055 Fund	PAGE 1	39195-STSR-0325

Putnam Sustainable Retirement 2055 Fund
Class R3 [PAEOX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$23	0.44%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$131,501,884
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	5%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2055 Fund	PAGE 1	39195-STSR3-0325

Putnam Sustainable Retirement 2055 Fund
Class R4 [PAEPX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$10	0.19%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$131,501,884
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	5%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2055 Fund	PAGE 1	39195-STSR4-0325

Putnam Sustainable Retirement 2055 Fund
Class R5 [PAESX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$2	0.04%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$131,501,884
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	5%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2055 Fund	PAGE 1	39195-STSR5-0325

Putnam Sustainable Retirement 2055 Fund
Class R6 [PREVX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	-$3	-0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$131,501,884
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	5%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2055 Fund	PAGE 1	39195-STSR6-0325

Putnam Sustainable Retirement 2055 Fund
Class Y [PRTLX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$2	0.04%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$131,501,884
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	5%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2055 Fund	PAGE 1	39195-STSY-0325

Putnam Sustainable Retirement 2050 Fund
Class A [PRRJX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$15	0.30%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$209,023,108
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	7%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2050 Fund	PAGE 1	39034-STSA-0325

Putnam Sustainable Retirement 2050 Fund
Class C
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$54	1.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$209,023,108
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	7%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2050 Fund	PAGE 1	39034-STSC-0325

Putnam Sustainable Retirement 2050 Fund
Class R [PRRKX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$36	0.70%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$209,023,108
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	7%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2050 Fund	PAGE 1	39034-STSR-0325

Putnam Sustainable Retirement 2050 Fund
Class R3 [PADWX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$23	0.45%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$209,023,108
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	7%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2050 Fund	PAGE 1	39034-STSR3-0325

Putnam Sustainable Retirement 2050 Fund
Class R4 [PAEHX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$10	0.20%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$209,023,108
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	7%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2050 Fund	PAGE 1	39034-STSR4-0325

Putnam Sustainable Retirement 2050 Fund
Class R5 [PAEJX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$3	0.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$209,023,108
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	7%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2050 Fund	PAGE 1	39034-STSR5-0325

Putnam Sustainable Retirement 2050 Fund
Class R6 [PREUX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	-$3	-0.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$209,023,108
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	7%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2050 Fund	PAGE 1	39034-STSR6-0325

Putnam Sustainable Retirement 2050 Fund
Class Y [PRRUX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$3	0.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$209,023,108
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	7%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2050 Fund	PAGE 1	39034-STSY-0325

Putnam Sustainable Retirement 2045 Fund
Class A [PRVLX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$16	0.31%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$273,786,446
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	6%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2045 Fund	PAGE 1	39010-STSA-0325

Putnam Sustainable Retirement 2045 Fund
Class C
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$55	1.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$273,786,446
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	6%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2045 Fund	PAGE 1	39010-STSC-0325

Putnam Sustainable Retirement 2045 Fund
Class R
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$37	0.71%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$273,786,446
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	6%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2045 Fund	PAGE 1	39010-STSR-0325

Putnam Sustainable Retirement 2045 Fund
Class R3 [PACGX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$24	0.46%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$273,786,446
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	6%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2045 Fund	PAGE 1	39010-STSR3-0325

Putnam Sustainable Retirement 2045 Fund
Class R4 [PACFX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$11	0.21%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$273,786,446
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	6%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2045 Fund	PAGE 1	39010-STSR4-0325

Putnam Sustainable Retirement 2045 Fund
Class R5 [PACHX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$3	0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$273,786,446
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	6%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2045 Fund	PAGE 1	39010-STSR5-0325

Putnam Sustainable Retirement 2045 Fund
Class R6 [PREKX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	-$2	-0.04%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$273,786,446
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	6%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2045 Fund	PAGE 1	39010-STSR6-0325

Putnam Sustainable Retirement 2045 Fund
Class Y [PRVYX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$3	0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$273,786,446
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	6%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2045 Fund	PAGE 1	39010-STSY-0325

Putnam Sustainable Retirement 2040 Fund
Class A [PRRZX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$17	0.33%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$343,214,944
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	4%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2040 Fund	PAGE 1	39009-STSA-0325

Putnam Sustainable Retirement 2040 Fund
Class C
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$56	1.08%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$343,214,944
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	4%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2040 Fund	PAGE 1	39009-STSC-0325

Putnam Sustainable Retirement 2040 Fund
Class R
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$38	0.73%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$343,214,944
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	4%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2040 Fund	PAGE 1	39009-STSR-0325

Putnam Sustainable Retirement 2040 Fund
Class R3 [PAAUX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$25	0.48%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$343,214,944
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	4%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2040 Fund	PAGE 1	39009-STSR3-0325

Putnam Sustainable Retirement 2040 Fund
Class R4 [PAAYX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$12	0.23%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$343,214,944
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	4%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2040 Fund	PAGE 1	39009-STSR4-0325

Putnam Sustainable Retirement 2040 Fund
Class R5 [PABTX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$4	0.08%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$343,214,944
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	4%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2040 Fund	PAGE 1	39009-STSR5-0325

Putnam Sustainable Retirement 2040 Fund
Class R6 [PREHX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	-$1	-0.02%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$343,214,944
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	4%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2040 Fund	PAGE 1	39009-STSR6-0325

Putnam Sustainable Retirement 2040 Fund
Class Y [PRZZX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$4	0.08%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$343,214,944
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	4%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2040 Fund	PAGE 1	39009-STSY-0325

Putnam Sustainable Retirement 2035 Fund
Class A [PRRWX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$18	0.36%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$333,173,514
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	8%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2035 Fund	PAGE 1	39018-STSA-0325

Putnam Sustainable Retirement 2035 Fund
Class C
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$57	1.11%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$333,173,514
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	8%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2035 Fund	PAGE 1	39018-STSC-0325

Putnam Sustainable Retirement 2035 Fund
Class R
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$39	0.76%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$333,173,514
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	8%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2035 Fund	PAGE 1	39018-STSR-0325

Putnam Sustainable Retirement 2035 Fund
Class R3 [PADUX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$26	0.51%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$333,173,514
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	8%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2035 Fund	PAGE 1	39018-STSR3-0325

Putnam Sustainable Retirement 2035 Fund
Class R4 [PADSX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$13	0.26%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$333,173,514
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	8%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2035 Fund	PAGE 1	39018-STSR4-0325

Putnam Sustainable Retirement 2035 Fund
Class R5 [PADVX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$6	0.11%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$333,173,514
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	8%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2035 Fund	PAGE 1	39018-STSR5-0325

Putnam Sustainable Retirement 2035 Fund
Class R6 [PREGX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$1	0.01%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$333,173,514
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	8%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2035 Fund	PAGE 1	39018-STSR6-0325

Putnam Sustainable Retirement 2035 Fund
Class Y [PRRYX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$6	0.11%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$333,173,514
Total Number of Portfolio Holdings*	8
Portfolio Turnover Rate	8%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2035 Fund	PAGE 1	39018-STSY-0325

Putnam Sustainable Retirement 2030 Fund
Class A [PRRQX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$21	0.41%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$356,055,277
Total Number of Portfolio Holdings*	7
Portfolio Turnover Rate	7%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2030 Fund	PAGE 1	39017-STSA-0325

Putnam Sustainable Retirement 2030 Fund
Class C
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$59	1.16%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$356,055,277
Total Number of Portfolio Holdings*	7
Portfolio Turnover Rate	7%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2030 Fund	PAGE 1	39017-STSC-0325

Putnam Sustainable Retirement 2030 Fund
Class R
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$41	0.81%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$356,055,277
Total Number of Portfolio Holdings*	7
Portfolio Turnover Rate	7%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2030 Fund	PAGE 1	39017-STSR-0325

Putnam Sustainable Retirement 2030 Fund
Class R3 [PADOX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$29	0.56%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$356,055,277
Total Number of Portfolio Holdings*	7
Portfolio Turnover Rate	7%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2030 Fund	PAGE 1	39017-STSR3-0325

Putnam Sustainable Retirement 2030 Fund
Class R4 [PADNX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$16	0.31%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$356,055,277
Total Number of Portfolio Holdings*	7
Portfolio Turnover Rate	7%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2030 Fund	PAGE 1	39017-STSR4-0325

Putnam Sustainable Retirement 2030 Fund
Class R5 [PADRX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$8	0.16%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$356,055,277
Total Number of Portfolio Holdings*	7
Portfolio Turnover Rate	7%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2030 Fund	PAGE 1	39017-STSR5-0325

Putnam Sustainable Retirement 2030 Fund
Class R6 [PREZX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$3	0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$356,055,277
Total Number of Portfolio Holdings*	7
Portfolio Turnover Rate	7%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2030 Fund	PAGE 1	39017-STSR6-0325

Putnam Sustainable Retirement 2030 Fund
Class Y [PRRTX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$8	0.16%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$356,055,277
Total Number of Portfolio Holdings*	7
Portfolio Turnover Rate	7%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2030 Fund	PAGE 1	39017-STSY-0325

Putnam Sustainable Retirement 2025 Fund
Class A [PRROX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2025 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$21	0.42%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$360,981,958
Total Number of Portfolio Holdings*	7
Portfolio Turnover Rate	6%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2025 Fund	PAGE 1	39016-STSA-0325

Putnam Sustainable Retirement 2025 Fund
Class C
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2025 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$60	1.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$360,981,958
Total Number of Portfolio Holdings*	7
Portfolio Turnover Rate	6%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2025 Fund	PAGE 1	39016-STSC-0325

Putnam Sustainable Retirement 2025 Fund
Class R
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2025 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$42	0.82%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$360,981,958
Total Number of Portfolio Holdings*	7
Portfolio Turnover Rate	6%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2025 Fund	PAGE 1	39016-STSR-0325

Putnam Sustainable Retirement 2025 Fund
Class R3 [PADHX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2025 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$29	0.57%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$360,981,958
Total Number of Portfolio Holdings*	7
Portfolio Turnover Rate	6%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2025 Fund	PAGE 1	39016-STSR3-0325

Putnam Sustainable Retirement 2025 Fund
Class R4 [PADJX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2025 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$16	0.32%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$360,981,958
Total Number of Portfolio Holdings*	7
Portfolio Turnover Rate	6%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2025 Fund	PAGE 1	39016-STSR4-0325

Putnam Sustainable Retirement 2025 Fund
Class R5 [PADKX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2025 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$9	0.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$360,981,958
Total Number of Portfolio Holdings*	7
Portfolio Turnover Rate	6%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2025 Fund	PAGE 1	39016-STSR5-0325

Putnam Sustainable Retirement 2025 Fund
Class R6 [PRMFX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2025 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$4	0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$360,981,958
Total Number of Portfolio Holdings*	7
Portfolio Turnover Rate	6%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2025 Fund	PAGE 1	39016-STSR6-0325

Putnam Sustainable Retirement 2025 Fund
Class Y [PRRPX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement 2025 Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$9	0.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$360,981,958
Total Number of Portfolio Holdings*	7
Portfolio Turnover Rate	6%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement 2025 Fund	PAGE 1	39016-STSY-0325

Putnam Sustainable Retirement Maturity Fund
Class A [PRMAX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$21	0.42%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$212,004,598
Total Number of Portfolio Holdings*	7
Portfolio Turnover Rate	5%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement Maturity Fund	PAGE 1	39015-STSA-0325

Putnam Sustainable Retirement Maturity Fund
Class C [PRMCX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$60	1.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$212,004,598
Total Number of Portfolio Holdings*	7
Portfolio Turnover Rate	5%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement Maturity Fund	PAGE 1	39015-STSC-0325

Putnam Sustainable Retirement Maturity Fund
Class R [PRMKX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$42	0.82%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$212,004,598
Total Number of Portfolio Holdings*	7
Portfolio Turnover Rate	5%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement Maturity Fund	PAGE 1	39015-STSR-0325

Putnam Sustainable Retirement Maturity Fund
Class R3 [PACKX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$29	0.57%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$212,004,598
Total Number of Portfolio Holdings*	7
Portfolio Turnover Rate	5%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement Maturity Fund	PAGE 1	39015-STSR3-0325

Putnam Sustainable Retirement Maturity Fund
Class R4 [PACPX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$16	0.32%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$212,004,598
Total Number of Portfolio Holdings*	7
Portfolio Turnover Rate	5%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement Maturity Fund	PAGE 1	39015-STSR4-0325

Putnam Sustainable Retirement Maturity Fund
Class R5 [PACQX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$9	0.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$212,004,598
Total Number of Portfolio Holdings*	7
Portfolio Turnover Rate	5%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement Maturity Fund	PAGE 1	39015-STSR5-0325

Putnam Sustainable Retirement Maturity Fund
Class R6 [PREWX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$4	0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$212,004,598
Total Number of Portfolio Holdings*	7
Portfolio Turnover Rate	5%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement Maturity Fund	PAGE 1	39015-STSR6-0325

Putnam Sustainable Retirement Maturity Fund
Class Y [PRMYX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$9	0.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$212,004,598
Total Number of Portfolio Holdings*	7
Portfolio Turnover Rate	5%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Retirement Maturity Fund	PAGE 1	39015-STSY-0325

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Sustainable Retirement
Funds

Financial Statements and Other Important Information

Semiannual | January 31, 2025

Financial Statements and Other Important Information—Semiannual	franklintempleton.com

The funds’ portfolios1/31/25 (Unaudited)
2065 Fund	Shares	Value
EQUITY INVESTMENT COMPANIES (93.9%)*
Putnam PanAgora ESG Emerging Markets Equity ETF Ω	2,328	$49,454
Putnam PanAgora ESG International Equity ETF Ω	7,287	167,056
Putnam Sustainable Future ETF Ω	8,655	229,975
Putnam Sustainable Leaders ETF Ω	13,076	450,048
Total equity investment companies (cost $723,612)		$896,533

FIXED INCOME INVESTMENT COMPANIES (4.0%)*
Putnam ESG Core Bond ETF Ω	544	$26,107
Putnam ESG High Yield ETF Ω	195	10,010
Putnam ESG Ultra Short ETF Ω	34	1,723
Total fixed income investment companies (cost $37,741)		$37,840

SHORT-TERM INVESTMENTS (0.5%)*
Putnam Government Money Market Fund Class G 4.09% Ω	4,706	$4,706
Total short-term investments (cost $4,706)		$4,706

TOTAL INVESTMENTS
Total investments (cost $766,059)		$939,079

*Percentages indicated are based on net assets of $955,233.

2060 Fund	Shares	Value
EQUITY INVESTMENT COMPANIES (92.8%)*
Putnam PanAgora ESG Emerging Markets Equity ETF Ω	139,442	$2,962,166
Putnam PanAgora ESG International Equity ETF Ω	431,488	9,891,949
Putnam Sustainable Future ETF Ω	507,930	13,496,411
Putnam Sustainable Leaders ETF Ω	776,740	26,733,760
Total equity investment companies (cost $46,749,454)		$53,084,286

FIXED INCOME INVESTMENT COMPANIES (6.6%)*
Putnam ESG Core Bond ETF Ω	54,983	$2,638,634
Putnam ESG High Yield ETF Ω	19,415	996,630
Putnam ESG Ultra Short ETF Ω	2,319	117,504
Total fixed income investment companies (cost $3,771,295)		$3,752,768

SHORT-TERM INVESTMENTS (0.3%)*
Putnam Government Money Market Fund Class G 4.09% Ω	162,634	$162,634
Total short-term investments (cost $162,634)		$162,634

TOTAL INVESTMENTS
Total investments (cost $50,683,383)		$56,999,688

*Percentages indicated are based on net assets of $57,224,817.

Sustainable Retirement Funds 1

The funds’ portfolios1/31/25 (Unaudited) cont.
2055 Fund	Shares	Value
EQUITY INVESTMENT COMPANIES (88.8%)*
Putnam PanAgora ESG Emerging Markets Equity ETF Ω	303,306	$6,443,129
Putnam PanAgora ESG International Equity ETF Ω	943,628	21,632,861
Putnam Sustainable Future ETF Ω	1,111,658	29,538,309
Putnam Sustainable Leaders ETF Ω	1,720,120	59,202,918
Total equity investment companies (cost $97,632,188)		$116,817,217

FIXED INCOME INVESTMENT COMPANIES (10.7%)*
Putnam ESG Core Bond ETF Ω	208,636	$10,012,442
Putnam ESG High Yield ETF Ω	74,636	3,831,290
Putnam ESG Ultra Short ETF Ω	5,115	259,177
Total fixed income investment companies (cost $14,165,679)		$14,102,909

SHORT-TERM INVESTMENTS (0.4%)*
Putnam Government Money Market Fund Class G 4.09% Ω	489,857	$489,857
Total short-term investments (cost $489,857)		$489,857

TOTAL INVESTMENTS
Total investments (cost $112,287,724)		$131,409,983
*Percentages indicated are based on net assets of $131,501,884.

2050 Fund	Shares	Value
EQUITY INVESTMENT COMPANIES (84.2%)*
Putnam PanAgora ESG Emerging Markets Equity ETF Ω	444,039	$9,432,720
Putnam PanAgora ESG International Equity ETF Ω	1,410,253	32,330,332
Putnam Sustainable Future ETF Ω	1,672,319	44,435,857
Putnam Sustainable Leaders ETF Ω	2,611,197	89,871,917
Total equity investment companies (cost $144,461,435)		$176,070,826

FIXED INCOME INVESTMENT COMPANIES (15.3%)*
Putnam ESG Core Bond ETF Ω	458,066	$21,982,587
Putnam ESG High Yield ETF Ω	166,291	8,536,217
Putnam ESG Ultra Short ETF Ω	28,095	1,423,574
Total fixed income investment companies (cost $32,036,061)		$31,942,378

SHORT-TERM INVESTMENTS (0.4%)*
Putnam Government Money Market Fund Class G 4.09% Ω	898,456	$898,456
Total short-term investments (cost $898,456)		$898,456

TOTAL INVESTMENTS
Total investments (cost $177,395,952)		$208,911,660

*Percentages indicated are based on net assets of $209,023,108.

2 Sustainable Retirement Funds

The funds’ portfolios1/31/25 (Unaudited) cont.
2045 Fund	Shares	Value
EQUITY INVESTMENT COMPANIES (79.4%)*
Putnam PanAgora ESG Emerging Markets Equity ETF Ω	519,774	$11,041,559
Putnam PanAgora ESG International Equity ETF Ω	1,731,813	39,702,159
Putnam Sustainable Future ETF Ω	2,057,642	54,674,429
Putnam Sustainable Leaders ETF Ω	3,254,959	112,028,853
Total equity investment companies (cost $178,929,121)		$217,447,000

FIXED INCOME INVESTMENT COMPANIES (20.2%)*
Putnam ESG Core Bond ETF Ω	755,914	$36,276,313
Putnam ESG High Yield ETF Ω	254,718	13,075,440
Putnam ESG Ultra Short ETF Ω	115,975	5,876,453
Total fixed income investment companies (cost $55,388,344)		$55,228,206

SHORT-TERM INVESTMENTS (0.2%)*
Putnam Government Money Market Fund Class G 4.09% Ω	518,103	$518,103
Total short-term investments (cost $518,103)		$518,103

TOTAL INVESTMENTS
Total investments (cost $234,835,568)		$273,193,309

*Percentages indicated are based on net assets of $273,786,446.

2040 Fund	Shares	Value
EQUITY INVESTMENT COMPANIES (70.9%)*
Putnam PanAgora ESG Emerging Markets Equity ETF Ω	366,648	$7,788,703
Putnam PanAgora ESG International Equity ETF Ω	1,844,216	42,279,021
Putnam Sustainable Future ETF Ω	2,383,164	63,324,004
Putnam Sustainable Leaders ETF Ω	3,772,180	129,830,514
Total equity investment companies (cost $195,505,864)		$243,222,242

FIXED INCOME INVESTMENT COMPANIES (28.7%)*
Putnam ESG Core Bond ETF Ω	1,499,027	$71,938,306
Putnam ESG High Yield ETF Ω	313,766	16,106,550
Putnam ESG Ultra Short ETF Ω	205,861	10,430,977
Total fixed income investment companies (cost $99,144,863)		$98,475,833

SHORT-TERM INVESTMENTS (0.3%)*
Putnam Government Money Market Fund Class G 4.09% Ω	948,061	$948,061
Total short-term investments (cost $948,061)		$948,061

TOTAL INVESTMENTS
Total investments (cost $295,598,788)		$342,646,136

*Percentages indicated are based on net assets of $343,214,944.

Sustainable Retirement Funds 3

The funds’ portfolios1/31/25 (Unaudited) cont.
2035 Fund	Shares	Value
EQUITY INVESTMENT COMPANIES (59.2%)*
Putnam PanAgora ESG Emerging Markets Equity ETF Ω	15,503	$329,330
Putnam PanAgora ESG International Equity ETF Ω	1,382,509	31,694,295
Putnam Sustainable Future ETF Ω	2,046,762	54,385,332
Putnam Sustainable Leaders ETF Ω	3,215,440	110,668,692
Total equity investment companies (cost $158,438,814)		$197,077,649

FIXED INCOME INVESTMENT COMPANIES (40.2%)*
Putnam ESG Core Bond ETF Ω	2,167,067	$103,997,545
Putnam ESG High Yield ETF Ω	318,009	16,324,356
Putnam ESG Ultra Short ETF Ω	270,653	13,713,989
Total fixed income investment companies (cost $135,275,984)		$134,035,890

SHORT-TERM INVESTMENTS (0.3%)*
Putnam Government Money Market Fund Class G 4.09% Ω	857,614	$857,614
Total short-term investments (cost $857,614)		$857,614

TOTAL INVESTMENTS
Total investments (cost $294,572,412)		$331,971,153

*Percentages indicated are based on net assets of $333,173,514.

2030 Fund	Shares	Value
FIXED INCOME INVESTMENT COMPANIES (60.0%)*
Putnam ESG Core Bond ETF Ω	3,546,743	$170,208,197
Putnam ESG High Yield ETF Ω	466,539	23,948,846
Putnam ESG Ultra Short ETF Ω	382,505	19,381,528
Total fixed income investment companies (cost $215,900,285)		$213,538,571

EQUITY INVESTMENT COMPANIES (39.6%)*
Putnam PanAgora ESG International Equity ETF Ω	983,912	$22,556,379
Putnam Sustainable Future ETF Ω	1,434,412	38,114,335
Putnam Sustainable Leaders ETF Ω	2,330,211	80,200,970
Total equity investment companies (cost $114,289,684)		$140,871,684

SHORT-TERM INVESTMENTS (0.4%)*
Putnam Government Money Market Fund Class G 4.09% Ω	1,317,124	$1,317,124
Total short-term investments (cost $1,317,124)		$1,317,124

TOTAL INVESTMENTS
Total investments (cost $331,507,093)		$355,727,379

*Percentages indicated are based on net assets of $356,055,277.

4 Sustainable Retirement Funds

The funds’ portfolios1/31/25 (Unaudited) cont.
2025 Fund	Shares	Value
FIXED INCOME INVESTMENT COMPANIES (70.7%)*
Putnam ESG Core Bond ETF Ω	3,743,946	$179,671,969
Putnam ESG High Yield ETF Ω	1,072,792	55,069,632
Putnam ESG Ultra Short ETF Ω	405,265	20,534,778
Total fixed income investment companies (cost $257,364,250)		$255,276,379

EQUITY INVESTMENT COMPANIES (29.3%)*
Putnam PanAgora ESG International Equity ETF Ω	713,610	$16,359,652
Putnam Sustainable Future ETF Ω	1,063,429	28,256,797
Putnam Sustainable Leaders ETF Ω	1,772,704	61,012,748
Total equity investment companies (cost $89,739,671)		$105,629,197

SHORT-TERM INVESTMENTS (0.3%)*
Putnam Government Money Market Fund Class G 4.09% Ω	1,013,474	$1,013,474
Total short-term investments (cost $1,013,474)		$1,013,474

TOTAL INVESTMENTS
Total investments (cost $348,117,395)		$361,919,050

*Percentages indicated are based on net assets of $360,981,958.

Maturity Fund	Shares	Value
FIXED INCOME INVESTMENT COMPANIES (73.5%)*
Putnam ESG Core Bond ETF Ω	2,254,735	$108,204,733
Putnam ESG High Yield ETF Ω	694,450	35,648,202
Putnam ESG Ultra Short ETF Ω	237,234	12,020,647
Total fixed income investment companies (cost $157,405,706)		$155,873,582

EQUITY INVESTMENT COMPANIES (26.1%)*
Putnam PanAgora ESG International Equity ETF Ω	399,191	$9,151,534
Putnam Sustainable Future ETF Ω	598,190	15,894,746
Putnam Sustainable Leaders ETF Ω	882,444	30,371,868
Total equity investment companies (cost $40,472,902)		$55,418,148

SHORT-TERM INVESTMENTS (0.4%)*
Putnam Government Money Market Fund Class G 4.09% Ω	844,949	$844,949
Total short-term investments (cost $844,949)		$844,949

TOTAL INVESTMENTS
Total investments (cost $198,723,557)		$212,136,679

*Percentages indicated are based on net assets of $212,004,598.

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the funds’ portfolios are for the close of each fund’s reporting period, which ran from August 1, 2024 through January 31, 2025 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.
Ω	Affiliated company (Note 5). For investments in Putnam Government Money Market Fund Class G, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
Sustainable Retirement Funds 5

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:
Level 1 : Valuations based on quoted prices for identical securities in active markets.
Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:
2065 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$896,533	$—	$—
Fixed Income Investment Companies	37,840	—	—
Short-Term Investments	4,706	—	—
Totals by level	$939,079	$—	$—
2060 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$53,084,286	$—	$—
Fixed Income Investment Companies	3,752,768	—	—
Short-Term Investments	162,634	—	—
Totals by level	$56,999,688	$—	$—
2055 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$116,817,217	$—	$—
Fixed Income Investment Companies	14,102,909	—	—
Short-Term Investments	489,857	—	—
Totals by level	$131,409,983	$—	$—
2050 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$176,070,826	$—	$—
Fixed Income Investment Companies	31,942,378	—	—
Short-Term Investments	898,456	—	—
Totals by level	$208,911,660	$—	$—
2045 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$217,447,000	$—	$—
Fixed Income Investment Companies	55,228,206	—	—
Short-Term Investments	518,103	—	—
Totals by level	$273,193,309	$—	$—
2040 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$243,222,242	$—	$—
Fixed Income Investment Companies	98,475,833	—	—
Short-Term Investments	948,061	—	—
Totals by level	$342,646,136	$—	$—
2035 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$197,077,649	$—	$—
Fixed Income Investment Companies	134,035,890	—	—
Short-Term Investments	857,614	—	—
Totals by level	$331,971,153	$—	$—
6 Sustainable Retirement Funds

2030 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$140,871,684	$—	$—
Fixed Income Investment Companies	213,538,571	—	—
Short-Term Investments	1,317,124	—	—
Totals by level	$355,727,379	$—	$—
2025 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$105,629,197	$—	$—
Fixed Income Investment Companies	255,276,379	—	—
Short-Term Investments	1,013,474	—	—
Totals by level	$361,919,050	$—	$—
Maturity Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$55,418,148	$—	$—
Fixed Income Investment Companies	155,873,582	—	—
Short-Term Investments	844,949	—	—
Totals by level	$212,136,679	$—	$—

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds 7

Financial statements

Statement of assets and liabilities

1/31/25 (Unaudited)

ASSETS	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Investments in affiliated underlying Putnam funds, at value (Notes 1 and 5)	$939,079	$56,999,688	$131,409,983	$208,911,660	$273,193,309
Cash	—	—	—	—	165,451
Receivable for income distributions from underlying Putnam fund shares	1	211	498	921	746
Receivable for shares of the fund sold	16,137	240,769	317,771	579,521	608,544
Receivable for investments sold	—	—	—	—	1,240,213
Receivable from Manager (Note 2)	5,279	52,659	109,970	162,085	198,174
Total assets	960,496	57,293,327	131,838,222	209,654,187	275,406,437

LIABILITIES
Payable for shares of the fund repurchased	—	34,391	266,533	92,838	1,335,757
Payable for investments purchased	—	—	—	442,130	165,450
Payable for investor servicing fees (Note 2)	191	11,015	27,570	42,873	56,659
Payable for distribution fees (Note 2)	442	3,437	7,927	8,117	9,041
Payable for postage expense	4,325	6,220	7,461	7,994	8,204
Payable for reports to shareholders	219	4,829	9,147	11,873	12,113
Payable for registration fee	14	5,110	9,156	11,466	14,835
Payable for auditing and tax fee	66	3,296	7,985	12,954	17,017
Other accrued expenses	6	212	559	834	915
Total liabilities	5,263	68,510	336,338	631,079	1,619,991
Net assets	$955,233	$57,224,817	$131,501,884	$209,023,108	$273,786,446

REPRESENTED BY
Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)	$751,448	$50,377,065	$115,027,003	$182,624,394	$243,431,092
Total distributable earnings (Note 1)	203,785	6,847,752	16,474,881	26,398,714	30,355,354
Total — Representing net assets applicable to capital outstanding	$955,233	$57,224,817	$131,501,884	$209,023,108	$273,786,446

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Computation of net asset value, offering price and redemption price Class A
Net Assets	$332,865	$16,188,894	$31,570,645	$31,921,369	$35,934,549
Number of shares outstanding	26,232	1,117,974	2,286,100	1,466,265	1,603,584
Net asset value and redemption price	$12.69	$14.48	$13.81	$21.77	$22.41
Offering price per class A share (100/94.25 of Class A net asset value)*	$13.46	$15.36	$14.65	$23.10	$23.78
Computation of net asset value, offering price and redemption price and offering price Class C
Net Assets	$436,607	$280,131	$615,028	$1,097,215	$990,626
Number of shares outstanding	34,672	19,628	46,026	52,971	52,899
Net asset value and offering price***	$12.59	$14.27	$13.36	$20.71	$18.73
Computation of net asset value, offering price and redemption price Class R
Net Assets	$14,059	$22,193	$82,902	$241,237	$39,179
Number of shares outstanding	1,104	1,519	5,806	11,343	1,620
Net asset value, offering price and redemption value	$12.73	$14.61	$14.28	$21.27	$24.18
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$14,168	$64,907	$4,462,820	$2,573,372	$3,936,121
Number of shares outstanding	1,112	4,439	320,121	118,532	130,687
Net asset value, offering price and redemption value	$12.74	$14.62	$13.94	$21.71	$30.12
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$14,279	$188,244	$541,235	$349,177	$1,023,489
Number of shares outstanding	1,120	12,914	38,761	16,080	33,994
Net asset value, offering price and redemption value	$12.75	$14.58	$13.96	21.72†	$30.11
(Continued on next page)

The accompanying notes are an integral part of these financial statements.

8 Sustainable Retirement Funds

Statement of assets and liabilities 1/31/25 (Unaudited) cont.
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE cont.	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$17,103	$14,633	$14,370	$14,083	$13,803
Number of shares outstanding	1,341	1,002	1,029	648	458
Net asset value, offering price and redemption value	$12.75	$14.61†	$13.97	$21.72†	$30.13†
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$110,210	$1,360,631	$646,181	$808,016	$483,827
Number of shares outstanding	8,642	93,118	46,234	37,199	16,055
Net asset value, offering price and redemption value	$12.75	$14.61	$13.98	$21.72	$30.14
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$15,942	$39,105,184	$93,568,703	$172,018,639	$231,364,852
Number of shares outstanding	1,250	2,688,512	6,678,868	7,926,821	7,679,706
Net asset value, offering price and redemption value	$12.75	$14.55	$14.01	$21.70	$30.13
Cost of investments (Note 1)	$766,059	$50,683,383	$112,287,724	$177,395,952	$234,835,568
*	On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduce.
* * *	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
†	Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds 9

Statement of assets and liabilities 1/31/25 (Unaudited) cont.
ASSETS	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Investments in affiliated underlying Putnam funds, at value (Notes 1 and 5)	$342,646,136	$331,971,153	$355,727,379	$361,919,050	$212,136,679
Cash	—	284,967	57,620	950,548	—
Receivable for income distributions from underlying Putnam fund shares	5,408	986	3,854	855	557
Receivable for shares of the fund sold	637,053	1,898,793	1,001,242	1,008,378	104,940
Receivable from Manager (Note 2)	221,998	201,192	183,100	178,025	101,744
Total assets	343,510,595	334,357,091	356,973,195	364,056,856	212,343,920

LIABILITIES
Payable for shares of the fund repurchased	158,566	762,353	719,610	1,980,775	254,687
Payable for investments purchased	—	284,966	57,620	950,548	—
Payable for investor servicing fees (Note 2)	69,458	69,286	74,383	74,419	44,352
Payable for distribution fees (Note 2)	9,006	10,724	7,895	6,776	5,590
Payable for postage expense	8,521	8,189	8,460	7,931	8,471
Payable for reports to shareholders	13,487	11,455	12,577	10,253	10,818
Payable for registration fee	14,569	14,172	13,681	21,064	—
Payable for auditing and tax fee	20,841	21,326	22,450	22,074	14,296
Other accrued expenses	1,203	1,106	1,242	1,058	1,108
Total liabilities	295,651	1,183,577	917,918	3,074,898	339,322
Net assets	$343,214,944	$333,173,514	$356,055,277	$360,981,958	$212,004,598

REPRESENTED BY
Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)	$308,211,379	$309,175,344	$355,025,131	$374,517,951	$238,887,941
Total distributable earnings (Note 1)	35,003,565	23,998,170	1,030,146	(13,535,993)	(26,883,343)
Total — Representing net assets applicable to capital outstanding	$343,214,944	$333,173,514	$356,055,277	$360,981,958	$212,004,598

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Computation of net asset value, offering price and redemption price Class A
Net Assets	$36,055,641	$39,291,896	$27,965,645	$22,351,591	$21,979,986
Number of shares outstanding	1,529,291	1,699,835	1,327,899	1,086,333	1,328,080
Net asset value and redemption price	$23.58	$23.12	$21.06	$20.58	$16.55
Offering price per class A share (100/94.25 of Class A net asset value)*	$25.02	$24.53	$22.34	$21.84	N/A
Offering price per class A share (100/96.00 of Class A net asset value)**	N/A	N/A	N/A	N/A	$17.24
Computation of net asset value, offering price and redemption price and offering price Class C
Net Assets	$939,152	$1,235,319	$715,336	$1,243,402	$504,115
Number of shares outstanding	48,367	62,367	37,419	67,981	31,318
Net asset value and offering price ***	$19.42	$19.81	$19.12	$18.29	$16.10
Computation of net asset value, offering price and redemption price Class R
Net Assets	$7,048	$752,707	$63,501	$738,390	$532,197
Number of shares outstanding	276	34,738	3,271	39,468	32,212
Net asset value, offering price and redemption value	$25.53†	$21.67	$19.41	$18.71	$16.52
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$3,519,942	$6,946,428	$6,656,751	$3,266,453	$1,237,604
Number of shares outstanding	116,564	237,725	261,092	159,012	74,482
Net asset value, offering price and redemption value	$30.20	$29.22	$25.50	$20.54	$16.62
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$661,681	$1,149,846	$2,882,652	$1,288,045	$328,574
Number of shares outstanding	21,911	39,377	113,050	62,811	19,750
Net asset value, offering price and redemption value	$30.20	$29.20	$25.50	$20.51	$16.64
(Continued on next page)

The accompanying notes are an integral part of these financial statements.

10 Sustainable Retirement Funds

Statement of assets and liabilities 1/31/25 (Unaudited) cont.
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE cont.	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$13,419	$12,872	$11,992	$11,401	$11,109
Number of shares outstanding	445	441	470	556	668
Net asset value, offering price and redemption value	$30.18†	$29.21†	$25.49†	$20.50†	$16.62†
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$795,035	$1,177,778	$861,639	$282,363	$318,674
Number of shares outstanding	26,328	40,303	33,787	13,770	19,171
Net asset value, offering price and redemption value	$30.20	$29.22	$25.50	$20.51	$16.62
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$301,223,026	$282,606,668	$316,897,761	$331,800,313	$187,092,339
Number of shares outstanding	10,004,518	9,685,951	12,461,098	16,210,840	11,252,080
Net asset value, offering price and redemption value	$30.11	$29.18	$25.43	$20.47	$16.63
Cost of investments (Note 1)	$295,598,788	$294,572,412	$331,507,093	$348,117,395	$198,723,557
*	On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.
* * *	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
†	Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds 11

Statement of operations

Six months ended 1/31/25 (Unaudited)

INVESTMENT INCOME	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Income distributions from underlying Putnam fund shares (Note 5)	$8,745	$491,648	$1,251,635	$2,163,430	$3,017,288

EXPENSES
Compensation of Manager (Note 2)	2,686	131,843	313,300	498,592	642,308
Investor servicing fees (Note 2)	561	29,572	75,959	119,083	158,207
Distribution fees (Note 2)	2,559	16,790	41,778	43,048	49,838
Postage	2,134	3,162	3,673	3,830	3,845
Blue sky expense	34,279	39,213	39,512	42,990	40,147
Other	173	7,448	15,742	23,051	29,212
Fees waived and reimbursed by Manager (Note 2)	(39,744)	(203,887)	(420,989)	(638,305)	(791,853)
Total expenses	2,648	24,141	68,975	92,289	131,704
Net investment income	6,097	467,507	1,182,660	2,071,141	2,885,584

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam fund shares (Notes 1 and 3)	38,743	961,617	1,083,413	2,255,304	2,446,561
Capital gain distribution from underlying Putnam fund shares (Note 5)	3,741	199,629	446,203	676,590	815,221
Total net realized gain	42,484	1,161,246	1,529,616	2,931,894	3,261,782
Change in net unrealized appreciation (depreciation) on:
Underlying Putnam fund shares	376	849,195	3,063,586	4,043,696	5,220,942
Total change in net unrealized appreciation	376	849,195	3,063,586	4,043,696	5,220,942
Net gain on investments	42,860	2,010,441	4,593,202	6,975,590	8,482,724
Net increase in net assets resulting from operations	$48,957	$2,477,948	$5,775,862	$9,046,731	$11,368,308
INVESTMENT INCOME	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Income distributions from underlying Putnam fund shares (Note 5)	$3,953,353	$4,375,186	$5,626,471	$6,366,402	$4,212,728

EXPENSES
Compensation of Manager (Note 2)	771,294	772,852	797,280	768,070	485,999
Investor servicing fees (Note 2)	193,386	198,414	210,448	205,366	132,048
Distribution fees (Note 2)	48,075	59,672	45,881	41,074	35,493
Postage	3,815	3,638	3,597	3,358	3,343
Blue sky expense	39,128	37,289	37,391	38,198	36,932
Other	36,057	32,718	37,085	39,751	18,843
Fees waived and reimbursed by Manager (Note 2)	(911,913)	(864,960)	(820,117)	(776,099)	(495,596)
Total expenses	179,842	239,623	311,565	319,718	217,062
Net investment income	3,773,511	4,135,563	5,314,906	6,046,684	3,995,666

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam fund shares (Notes 1 and 3)	1,798,652	3,723,557	3,356,828	1,629,675	1,047,724
Capital gain distribution from underlying Putnam fund shares (Note 5)	803,117	539,251	377,681	272,858	153,125
Total net realized gain	2,601,769	4,262,808	3,734,509	1,902,533	1,200,849
Change in net unrealized appreciation (depreciation) on:
Underlying Putnam Fund shares	6,561,973	3,211,905	(499,139)	(870,384)	(455,101)
Total change in net unrealized appreciation (depreciation)	6,561,973	3,211,905	(499,139)	(870,384)	(455,101)
Net gain on investments	9,163,742	7,474,713	3,235,370	1,032,149	745,748
Net increase in net assets resulting from operations	$12,937,253	$11,610,276	$8,550,276	$7,078,833	$4,741,414

The accompanying notes are an integral part of these financial statements.

12 Sustainable Retirement Funds

Statement of changes in net assets

2065 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/25*	Year ended 7/31/24
Operations
Net investment income	$6,097	$6,173
Net realized gain of underlying Putnam fund shares	42,484	54,334
Net unrealized appreciation of underlying Putnam fund shares	376	116,656
Net increase in net assets resulting from operations	48,957	177,163
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(3,482)	(2,599)
Class C	(1,139)	(2,089)
Class R	(76)	(98)
Class R3	(111)	(125)
Class R4	(146)	(152)
Class R5	(196)	(169)
Class R6	(1,811)	(4,090)
Class Y	(171)	(167)
From capital gain on investments
Net realized long-term gain on investments
Class A	(9,137)	—
Class C	(10,989)	—
Class R	(362)	—
Class R3	(365)	—
Class R4	(367)	—
Class R5	(428)	—
Class R6	(3,713)	—
Class Y	(376)	—
Increase (decrease) from capital share transactions (Note 4)	(13,061)	92,788
Total increase in net assets	3,027	260,462

NET ASSETS
Beginning of period	952,206	691,744
End of period	$955,233	$952,206
*Unaudited

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds 13

Statement of changes in net assets cont.

2060 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/25*	Year ended 7/31/24
Operations
Net investment income	$467,507	$264,245
Net realized gain of underlying Putnam fund shares	1,161,246	724,823
Net unrealized appreciation of underlying Putnam fund shares	849,195	4,188,009
Net increase in net assets resulting from operations	2,477,948	5,177,077
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(128,855)	(20,659)
Class B	—	(113)
Class C	—	(2,436)
Class R	(88)	(170)
Class R3	(172)	(804)
Class R4	(1,675)	(1,447)
Class R5	(148)	(183)
Class R6	(20,693)	(31,501)
Class Y	(395,557)	(254,071)
Increase from capital share transactions (Note 4)	15,049,740	19,007,978
Total increase in net assets	16,980,500	23,873,671

NET ASSETS
Beginning of period	40,244,317	16,370,646
End of period	$57,224,817	$40,244,317
*Unaudited
2055 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/25*	Year ended 7/31/24
Operations
Net investment income	$1,182,660	$928,734
Net realized gain of underlying Putnam fund shares	1,529,616	1,245,821
Net unrealized appreciation of underlying Putnam fund shares	3,063,586	12,224,283
Net increase in net assets resulting from operations	5,775,862	14,398,838
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(307,352)	(93,478)
Class B	—	(221)
Class C	(686)	(4,078)
Class R	(129)	(988)
Class R3	(35,203)	(38,328)
Class R4	(5,331)	(6,159)
Class R5	(164)	(189)
Class R6	(23,633)	(44,911)
Class Y	(1,056,853)	(832,560)
Increase from capital share transactions (Note 4)	27,001,387	34,026,947
Total increase in net assets	31,347,898	47,404,873

NET ASSETS
Beginning of period	100,153,986	52,749,113
End of period	$131,501,884	$100,153,986
*Unaudited

The accompanying notes are an integral part of these financial statements.

14 Sustainable Retirement Funds

Statement of changes in net assets cont.

2050 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/25*	Year ended 7/31/24
Operations
Net investment income	$2,071,141	$2,080,653
Net realized gain of underlying Putnam fund shares	2,931,894	2,732,413
Net unrealized appreciation of underlying Putnam fund shares	4,043,696	20,438,918
Net increase in net assets resulting from operations	9,046,731	25,251,984
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(364,749)	(128,127)
Class B	—	(233)
Class C	(3,886)	(10,461)
Class R	(2,434)	(411)
Class R3	(24,349)	(27,025)
Class R4	(4,166)	(3,690)
Class R5	(188)	(205)
Class R6	(62,082)	(97,859)
Class Y	(2,261,681)	(1,800,828)
Increase from capital share transactions (Note 4)	34,766,675	41,623,557
Total increase in net assets	41,089,871	64,806,702

NET ASSETS
Beginning of period	167,933,237	103,126,535
End of period	$209,023,108	$167,933,237
*Unaudited
2045 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/25*	Year ended 7/31/24
Operations
Net investment income	$2,885,584	$3,087,255
Net realized gain of underlying Putnam fund shares	3,261,782	3,747,285
Net unrealized appreciation of underlying Putnam fund shares	5,220,942	24,556,528
Net increase in net assets resulting from operations	11,368,308	31,391,068
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(605,824)	(276,201)
Class B	—	(3,547)
Class C	(13,441)	(17,613)
Class R	(103)	(1,413)
Class R3	(41,951)	(42,626)
Class R4	(13,109)	(12,836)
Class R5	(195)	(203)
Class R6	(52,589)	(92,904)
Class Y	(3,208,388)	(2,311,767)
Increase from capital share transactions (Note 4)	47,867,231	50,857,496
Total increase in net assets	55,299,939	79,489,454

NET ASSETS
Beginning of period	218,486,507	138,997,053
End of period	$273,786,446	$218,486,507
*Unaudited

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds 15

Statement of changes in net assets cont.

2040 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/25*	Year ended 7/31/24
Operations
Net investment income	$3,773,511	$4,865,418
Net realized gain of underlying Putnam fund shares	2,601,769	6,381,586
Net unrealized appreciation of underlying Putnam fund shares	6,561,973	28,906,067
Net increase in net assets resulting from operations	12,937,253	40,153,071
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(658,314)	(384,255)
Class B	—	(1,630)
Class C	(14,568)	(17,497)
Class R	—	(3,098)
Class R3	(43,308)	(41,092)
Class R4	(9,711)	(8,622)
Class R5	(217)	(218)
Class R6	(32,707)	(183,707)
Class Y	(4,696,537)	(3,640,165)
Increase from capital share transactions (Note 4)	63,428,314	32,914,489
Total increase in net assets	70,910,205	68,787,276

NET ASSETS
Beginning of period	272,304,739	203,517,463
End of period	$343,214,944	$272,304,739
*Unaudited
2035 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/25*	Year ended 7/31/24
Operations
Net investment income	$4,135,563	$5,752,118
Net realized gain of underlying Putnam fund shares	4,262,808	6,957,463
Net unrealized appreciation of underlying Putnam fund shares	3,211,905	25,029,895
Net increase in net assets resulting from operations	11,610,276	37,739,476
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(818,745)	(547,405)
Class B	—	(2,461)
Class C	(22,438)	(24,637)
Class R	(15,247)	(12,770)
Class R3	(104,449)	(99,333)
Class R4	(20,297)	(16,234)
Class R5	(248)	(236)
Class R6	(157,641)	(265,365)
Class Y	(5,256,654)	(3,816,612)
Increase from capital share transactions (Note 4)	43,812,836	50,571,748
Total increase in net assets	49,027,393	83,526,171

NET ASSETS
Beginning of period	284,146,121	200,619,950
End of period	$333,173,514	$284,146,121
*Unaudited

The accompanying notes are an integral part of these financial statements.

16 Sustainable Retirement Funds

Statement of changes in net assets cont.

2030 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/25*	Year ended 7/31/24
Operations
Net investment income	$5,314,906	$8,088,780
Net realized gain of underlying Putnam fund shares	3,734,509	7,723,901
Net unrealized appreciation (depreciation) of underlying Putnam fund shares	(499,139)	18,030,333
Net increase in net assets resulting from operations	8,550,276	33,843,014
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(761,608)	(696,083)
Class B	—	(555)
Class C	(15,739)	(20,463)
Class R	(802)	(13,200)
Class R3	(135,856)	(139,317)
Class R4	(65,803)	(65,434)
Class R5	(300)	(293)
Class R6	(138,095)	(336,190)
Class Y	(7,555,747)	(5,459,175)
Increase from capital share transactions (Note 4)	61,695,806	28,694,517
Total increase in net assets	61,572,132	55,806,821

NET ASSETS
Beginning of period	294,483,145	238,676,324
End of period	$356,055,277	$294,483,145
*Unaudited

2025 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/25*	Year ended 7/31/24
Operations
Net investment income	$6,046,684	$8,687,180
Net realized gain of underlying Putnam fund shares	1,902,533	4,898,737
Net unrealized appreciation (depreciation) of underlying Putnam fund shares	(870,384)	11,883,698
Net increase in net assets resulting from operations	7,078,833	25,469,615
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(560,558)	(700,742)
Class B	—	(2,024)
Class C	(28,271)	(28,848)
Class R	(17,791)	(18,486)
Class R3	(75,636)	(103,146)
Class R4	(33,788)	(38,058)
Class R5	(322)	(349)
Class R6	(69,974)	(196,123)
Class Y	(8,989,444)	(5,937,906)
Increase from capital share transactions (Note 4)	87,840,839	51,593,174
Total increase in net assets	85,143,888	70,037,107

NET ASSETS
Beginning of period	275,838,070	205,800,963
End of period	$360,981,958	$275,838,070
*Unaudited

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds 17

Statement of changes in net assets cont.

Maturity Fund —INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/25*	Year ended 7/31/24
Operations
Net investment income	$3,995,666	$7,945,251
Net realized gain of underlying Putnam fund shares	1,200,849	2,701,531
Net unrealized appreciation (depreciation) of underlying Putnam fund shares	(455,101)	10,338,654
Net increase in net assets resulting from operations	4,741,414	20,985,436
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(411,998)	(896,397)
Class B	(57)	(1,529)
Class C	(9,427)	(26,620)
Class R	(8,913)	(19,204)
Class R3	(22,232)	(54,672)
Class R4	(2,539)	(5,500)
Class R5	(215)	(427)
Class R6	(16,586)	(58,223)
Class Y	(3,543,171)	(6,939,429)
Increase (decrease) from capital share transactions (Note 4)	7,413,686	(15,134,259)
Total increase (decrease) in net assets	8,139,962	(2,150,824)

NET ASSETS
Beginning of period	203,864,636	206,015,460
End of period	$212,004,598	$203,864,636
*Unaudited

The accompanying notes are an integral part of these financial statements.

18 Sustainable Retirement Funds

Financial highlights

(For a common share outstanding throughout the period)

2065 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class A
January 31, 2025**	$12.48	.10	.57	.67	(.13)	(.33)	(.46)	$12.69	5.46*	$333	.14*	.80*	11*
July 31, 2024	10.33	.09	2.19	2.28	(.13)	—	(.13)	12.48	22.28	315.28		.85	45
July 31, 2023	9.72	.18	.86	1.04	(.19)	(.24)	(.43)	10.33	11.38	183.28		1.90	144[i]
July 31, 2022	11.34	.05	(1.04)	(.99)	(.53)	(.10)	(.63)	9.72	(9.42)	57.28		.52	13
July 31, 2021Δ	10.00	(.02)	1.36	1.34	—	—	—	11.34	13.40*	18	.18*	(.17)*	7*
Class C
January 31, 2025**	$12.35	.05	.55	.60	(.03)	(.33)	(.36)	$12.59	4.99*	$437	.52*	.40*	11*
July 31, 2024	10.24	.02	2.16	2.18	(.07)	—	(.07)	12.35	21.39	400	1.03	.15	45
July 31, 2023	9.64	.14	.82	.96	(.12)	(.24)	(.36)	10.24	10.54	262	1.03	1.44	144[i]
July 31, 2022	11.29	(.03)	(1.03)	(1.06)	(.49)	(.10)	(.59)	9.64	(10.05)	180	1.03	(.32)	13
July 31, 2021Δ	10.00	(.07)	1.36	1.29	—	—	—	11.29	12.90*	84	.61*	(.60)*	7*
Class R
January 31, 2025**	$12.49	.07	.57	.64	(.07)	(.33)	(.40)	$12.73	5.23*	$14	.34*	.57*	11*
July 31, 2024	10.34	.06	2.18	2.24	(.09)	—	(.09)	12.49	21.78	14.68		.51	45
July 31, 2023	9.70	.16	.85	1.01	(.13)	(.24)	(.37)	10.34	11.02	11.68		1.71	144[i]
July 31, 2022	11.32	.04	(1.09)	(1.05)	(.47)	(.10)	(.57)	9.70	(9.89)	10.68		.41	13
July 31, 2021Δ	10.00	(.04)	1.36	1.32	—	—	—	11.32	13.20*	11	.41*	(.40)*	7*
Class R3
January 31, 2025**	$12.52	.09	.56	.65	(.10)	(.33)	(.43)	$12.74	5.32*	$14	.22*	.69*	11*
July 31, 2024	10.36	.08	2.19	2.27	(.11)	—	(.11)	12.52	22.10	14.43		.76	45
July 31, 2023	9.72	.19	.84	1.03	(.15)	(.24)	(.39)	10.36	11.29	11.43		1.96	144[i]
July 31, 2022	11.33	.07	(1.08)	(1.01)	(.50)	(.10)	(.60)	9.72	(9.58)	10.43		.66	13
July 31, 2021Δ	10.00	(.03)	1.36	1.33	—	—	—	11.33	13.30*	11	.26*	(.25)*	7*
Class R4
January 31, 2025**	$12.54	.11	.56	.67	(.13)	(.33)	(.46)	$12.75	5.48*	$14	.09*	.82*	11*
July 31, 2024	10.37	.11	2.20	2.31	(.14)	—	(.14)	12.54	22.46	14.18		1.00	45
July 31, 2023	9.74	.21	.84	1.05	(.18)	(.24)	(.42)	10.37	11.47	11.18		2.21	144[i]
July 31, 2022	11.35	.10	(1.08)	(.98)	(.53)	(.10)	(.63)	9.74	(9.35)	10.18		.91	13
July 31, 2021Δ	10.00	(.01)	1.36	1.35	—	—	—	11.35	13.50*	11	.12*	(.11)*	7*
Class R5
January 31, 2025**	$12.55	.12	.56	.68	(.15)	(.33)	(.48)	$12.75	5.56*	$17	.01*	.93*	11*
July 31, 2024	10.38	.13	2.19	2.32	(.15)	—	(.15)	12.55	22.59	14.03		1.15	45
July 31, 2023	9.75	.23	.83	1.06	(.19)	(.24)	(.43)	10.38	11.63	12.03		2.36	144[i]
July 31, 2022	11.36	.11	(1.08)	(.97)	(.54)	(.10)	(.64)	9.75	(9.21)	10.03		1.06	13
July 31, 2021Δ	10.00	—[f]	1.36	1.36	—	—	—	11.36	13.60*	11	.03*	(.02)*	7*

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds
19

Financial highlights cont.

2065 Fund cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class R6
January 31, 2025**	$12.56	.11	.57	.68	(.16)	(.33)	(.49)	$12.75	5.56*	$110	(.04)*	.82*	11*
July 31, 2024	10.38	.17	2.17	2.34	(.16)	—	(.16)	12.56	22.81	167	(.07)	1.59	45
July 31, 2023	9.75	.27	.80	1.07	(.20)	(.24)	(.44)	10.38	11.76	189	(.07)	2.84	144[i]
July 31, 2022	11.36	.07	(1.02)	(.95)	(.56)	(.10)	(.66)	9.75	(9.11)	122	(.07)	.67	13
July 31, 2021Δ	10.00	—[f]	1.36	1.36	—	—	—	11.36	13.60*	26	(.03)*	.04*	7*
Class Y
January 31, 2025**	$12.55	.12	.56	.68	(.15)	(.33)	(.48)	$12.75	5.55*	$16	.01*	.90*	11*
July 31, 2024	10.38	.13	2.19	2.32	(.15)	—	(.15)	12.55	22.58	14.03		1.15	45
July 31, 2023	9.75	.23	.83	1.06	(.19)	(.24)	(.43)	10.38	11.65	12.03		2.43	144[i]
July 31, 2022	11.36	.11	(1.08)	(.97)	(.54)	(.10)	(.64)	9.75	(9.21)	11.03		1.03	13
July 31, 2021Δ	10.00	—[f]	1.36	1.36	—	—	—	11.36	13.60*	11	.03*	(.02)*	7*

See page 39 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

20
Sustainable Retirement Funds

Financial highlights

(For a common share outstanding throughout the period)

2060 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class A
January 31, 2025**	$13.89	.13	.60	.73	(.14)	—	(.14)	$14.48	5.26*	$16,189	.14*	.88*	9*
July 31, 2024	11.56	.06	2.43	2.49	(.16)	—	(.16)	13.89	21.73	8,988.29		.49	29
July 31, 2023	11.07	.22	.93	1.15	(.17)	(.49)	(.66)	11.56	11.28	1,471.28		2.09	154[i]
July 31, 2022	13.89	.10	(1.18)	(1.08)	(.70)	(1.04)	(1.74)	11.07	(9.43)	984.28		.78	52
July 31, 2021	11.00	.03	3.15	3.18	(.02)	(.27)	(.29)	13.89	29.22	912	.34[g]	.24	73
July 31, 2020	10.99	.12	.52	.64	(.12)	(.51)	(.63)	11.00	5.83	1,773	.41[g]	1.15	86
Class C
January 31, 2025**	$13.62	.05	.60	.65	—	—	—	$14.27	4.77*	$280	.52*	.34*	9*
July 31, 2024	11.34	.05	2.31	2.36	(.08)	—	(.08)	13.62	20.93	307	1.04	.41	29
July 31, 2023	10.86	.14	.91	1.05	(.08)	(.49)	(.57)	11.34	10.46	326	1.03	1.37	154[i]
July 31, 2022	13.67	.01	(1.17)	(1.16)	(.61)	(1.04)	(1.65)	10.86	(10.13)	296	1.03	.06	52
July 31, 2021	10.89	(.04)	3.09	3.05	—	(.27)	(.27)	13.67	28.30	290	1.09[g]	(.34)	73
July 31, 2020	10.90	.04	.52	.56	(.06)	(.51)	(.57)	10.89	5.06	198	1.16[g]	.42	86
Class R
January 31, 2025**	$13.97	.09	.61	.70	(.06)	—	(.06)	$14.61	5.01*	$22	.34*	.60*	9*
July 31, 2024	11.62	.07	2.39	2.46	(.11)	—	(.11)	13.97	21.33	21.69		.60	29
July 31, 2023	11.12	.19	.92	1.11	(.12)	(.49)	(.61)	11.62	10.78	17.68		1.76	154[i]
July 31, 2022	13.94	.05	(1.19)	(1.14)	(.64)	(1.04)	(1.68)	11.12	(9.78)	16.68		.43	52
July 31, 2021	11.09	.01	3.15	3.16	(.04)	(.27)	(.31)	13.94	28.86	17.68		.10	73
July 31, 2020	11.01	.06	.55	.61	(.02)	(.51)	(.53)	11.09	5.49	14	.66[g]	.59	86
Class R3
January 31, 2025**	$13.95	.08	.64	.72	(.05)	—	(.05)	$14.62	5.18*	$65	.22*	.55*	9*
July 31, 2024	11.61	.11	2.38	2.49	(.15)	—	(.15)	13.95	21.59	86.44		.84	29
July 31, 2023	11.12	.21	.93	1.14	(.16)	(.49)	(.65)	11.61	11.07	58.43		1.95	154[i]
July 31, 2022	13.94	.09	(1.19)	(1.10)	(.68)	(1.04)	(1.72)	11.12	(9.52)	40.43		.68	52
July 31, 2021Δ	12.31	(.03)	1.66	1.63	—	—	—	13.94	13.24*	39	.26*g	(.25)*	73
Class R4
January 31, 2025**	$13.98	.13	.60	.73	(.13)	—	(.13)	$14.58	5.29*	$188	.09*	.89*	9*
July 31, 2024	11.63	.13	2.39	2.52	(.17)	—	(.17)	13.98	21.92	145.19		1.04	29
July 31, 2023	11.14	.23	.94	1.17	(.19)	(.49)	(.68)	11.63	11.38	81.18		2.10	154[i]
July 31, 2022	13.96	.11	(1.18)	(1.07)	(.71)	(1.04)	(1.75)	11.14	(9.32)	36.18		.90	52
July 31, 2021Δ	12.31	(.01)	1.66	1.65	—	—	—	13.96	13.40*	32	.12*g	(.11)*	73
Class R5
January 31, 2025**	$14.01	.13	.62	.75	(.15)	—	(.15)	$14.61	5.38*	$15	.02*	.93*	9*
July 31, 2024	11.65	.16	2.39	2.55	(.19)	—	(.19)	14.01	22.08	14.04		1.25	29
July 31, 2023	11.15	.26	.92	1.18	(.19)	(.49)	(.68)	11.65	11.54	11.03		2.41	154[i]
July 31, 2022	13.97	.13	(1.18)	(1.05)	(.73)	(1.04)	(1.77)	11.15	(9.18)	10.03		1.07	52
July 31, 2021Δ	12.31	—[f]	1.66	1.66	—	—	—	13.97	13.48*	11	.03*g	(.02)*	73

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds
21

Financial highlights cont.

2060 Fund cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class R6
January 31, 2025**	$14.02	.14	.61	.75	(.16)	—	(.16)	$14.61	5.41*	$1,361	(.03)*	1.00*	9*
July 31, 2024	11.66	.21	2.35	2.56	(.20)	—	(.20)	14.02	22.17	1,664	(.06)	1.69	29
July 31, 2023	11.16	.31	.88	1.19	(.20)	(.49)	(.69)	11.66	11.65	1,648	(.07)	2.89	154[i]
July 31, 2022	13.98	.13	(1.17)	(1.04)	(.74)	(1.04)	(1.78)	11.16	(9.07)	1,909	(.07)	1.06	52
July 31, 2021	11.11	.10	3.15	3.25	(.11)	(.27)	(.38)	13.98	29.67	1,487	.01[g]	.76	73
July 31, 2020	11.08	.17	.52	.69	(.15)	(.51)	(.66)	11.11	6.20	877	.09[g]	1.63	86
Class Y
January 31, 2025**	$13.96	.14	.60	.74	(.15)	—	(.15)	$14.55	5.36*	$39,105	.02*	1.00*	9*
July 31, 2024	11.60	.14	2.41	2.55	(.19)	—	(.19)	13.96	22.19	28,999.04		1.13	29
July 31, 2023	11.11	.26	.92	1.18	(.20)	(.49)	(.69)	11.60	11.52	12,740.03		2.40	154[i]
July 31, 2022	13.94	.10	(1.16)	(1.06)	(.73)	(1.04)	(1.77)	11.11	(9.23)	7,863.03		.85	52
July 31, 2021	11.08	.09	3.15	3.24	(.11)	(.27)	(.38)	13.94	29.66	3,705	.09[g]	.67	73
July 31, 2020	11.06	.16	.51	.67	(.14)	(.51)	(.65)	11.08	6.08	79	.16[g]	1.52	86

The accompanying notes are an integral part of these financial statements.

22
Sustainable Retirement Funds

Financial highlights

(For a common share outstanding throughout the period)

2055 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class A
January 31, 2025**	$13.29	.13	.53	.66	(.14)	—	(.14)	$13.81	5.03*	$31,571	.15*	.94*	5*
July 31, 2024	11.13	.11	2.21	2.32	(.16)	—	(.16)	13.29	21.09	19,802.29		.89	13
July 31, 2023	11.07	.24	.79	1.03	(.19)	(.78)	(.97)	11.13	10.55	5,727.28		2.30	133[i]
July 31, 2022	13.76	.12	(1.20)	(1.08)	(.69)	(.92)	(1.61)	11.07	(9.33)	4,851.28		.94	28
July 31, 2021	10.77	.04	2.99	3.03	(.04)	—	(.04)	13.76	28.18	4,412	.34[g]	.39	39
July 31, 2020	11.01	.13	.48	.61	(.08)	(.77)	(.85)	10.77	5.53	16,369	.43[g]	1.21	50
Class C
January 31, 2025**	$12.78	.06	.54	.60	(.02)	—	(.02)	$13.36	4.66*	$615	.53*	.45*	5*
July 31, 2024	10.71	.05	2.10	2.15	(.08)	—	(.08)	12.78	20.12	654	1.04	.46	13
July 31, 2023	10.65	.16	.76	.92	(.08)	(.78)	(.86)	10.71	9.77	641	1.03	1.60	133[i]
July 31, 2022	13.29	.04	(1.17)	(1.13)	(.59)	(.92)	(1.51)	10.65	(10.01)	599	1.03	.34	28
July 31, 2021	10.47	(.03)	2.87	2.84	(.02)	—	(.02)	13.29	27.16	1,158	1.09[g]	(.27)	39
July 31, 2020	10.73	.05	.46	.51	—[f]	(.77)	(.77)	10.47	4.74	923	1.18[g]	.53	50
Class R
January 31, 2025**	$13.64	.07	.59	.66	(.02)	—	(.02)	$14.28	4.87*	$83	.35*	.48*	5*
July 31, 2024	11.44	.09	2.24	2.33	(.13)	—	(.13)	13.64	20.54	126.69		.77	13
July 31, 2023	11.36	.19	.83	1.02	(.16)	(.78)	(.94)	11.44	10.16	72.68		1.81	133[i]
July 31, 2022	13.74	.01	(1.18)	(1.17)	(.29)	(.92)	(1.21)	11.36	(9.66)	39.68		.03	28
July 31, 2021	10.83	.02	2.97	2.99	(.08)	—	(.08)	13.74	27.71	166	.68[g]	.15	39
July 31, 2020	11.07	.10	.49	.59	(.06)	(.77)	(.83)	10.83	5.26	116	.68[g]	.94	50
Class R3
January 31, 2025**	$13.39	.11	.55	.66	(.11)	—	(.11)	$13.94	4.98*	$4,463	.22*	.81*	5*
July 31, 2024	11.22	.13	2.19	2.32	(.15)	—	(.15)	13.39	20.81	3,906.44		1.08	13
July 31, 2023	11.15	.25	.77	1.02	(.17)	(.78)	(.95)	11.22	10.40	2,990.43		2.32	133[i]
July 31, 2022	13.84	.10	(1.20)	(1.10)	(.67)	(.92)	(1.59)	11.15	(9.42)	2,904.43		.79	28
July 31, 2021Δ	12.27	(.03)	1.60	1.57	—	—	—	13.84	12.80*	2,945	.26*g	(.24)*	39
Class R4
January 31, 2025**	$13.42	.13	.55	.68	(.14)	—	(.14)	$13.96	5.11*	$541	.10*	.93*	5*
July 31, 2024	11.24	.16	2.19	2.35	(.17)	—	(.17)	13.42	21.15	494.19		1.30	13
July 31, 2023	11.17	.25	.80	1.05	(.20)	(.78)	(.98)	11.24	10.64	382.18		2.39	133[i]
July 31, 2022	13.86	.13	(1.20)	(1.07)	(.70)	(.92)	(1.62)	11.17	(9.20)	317.18		1.06	28
July 31, 2021Δ	12.27	(.01)	1.60	1.59	—	—	—	13.86	12.96*	336	.12*g	(.10)*	39
Class R5
January 31, 2025**	$13.44	.14	.55	.69	(.16)	—	(.16)	$13.97	5.17*	$14	.02*	1.00*	5*
July 31, 2024	11.25	.18	2.20	2.38	(.19)	—	(.19)	13.44	21.36	14.04		1.46	13
July 31, 2023	11.18	.27	.79	1.06	(.21)	(.78)	(.99)	11.25	10.80	11.03		2.55	133[i]
July 31, 2022	13.87	.15	(1.20)	(1.05)	(.72)	(.92)	(1.64)	11.18	(9.05)	10.03		1.22	28
July 31, 2021Δ	12.27	—[f]	1.60	1.60	—	—	—	13.87	13.04*	11	.03*g	(.01)*	39

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds
23

Financial highlights cont.

2055 Fund cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class R6
January 31, 2025**	$13.45	.15	.55	.70	(.17)	—	(.17)	$13.98	5.27*	$646	(.03)*	1.07*	5*
July 31, 2024	11.26	.21	2.18	2.39	(.20)	—	(.20)	13.45	21.45	1,788	(.06)	1.81	13
July 31, 2023	11.18	.38	.70	1.08	(.22)	(.78)	(1.00)	11.26	11.01	2,487	(.07)	3.59	133[i]
July 31, 2022	13.88	.16	(1.21)	(1.05)	(.73)	(.92)	(1.65)	11.18	(9.03)	6,073	(.07)	1.26	28
July 31, 2021	10.91	.10	3.00	3.10	(.13)	—	(.13)	13.88	28.60	6,221	—[g,h]	.84	39
July 31, 2020	11.14	.16	.50	.66	(.12)	(.77)	(.89)	10.91	5.88	6,246	.09[g]	1.55	50
Class Y
January 31, 2025**	$13.48	.14	.55	.69	(.16)	—	(.16)	$14.01	5.18*	$93,569	.02*	1.04*	5*
July 31, 2024	11.29	.17	2.21	2.38	(.19)	—	(.19)	13.48	21.31	73,334.04		1.38	13
July 31, 2023	11.21	.27	.80	1.07	(.21)	(.78)	(.99)	11.29	10.89	40,391.03		2.50	133[i]
July 31, 2022	13.91	.14	(1.20)	(1.06)	(.72)	(.92)	(1.64)	11.21	(9.07)	28,572.03		1.13	28
July 31, 2021	10.95	.10	2.99	3.09	(.13)	—	(.13)	13.91	28.41	20,777	.09[g]	.78	39
July 31, 2020	11.12	.18	.47	.65	(.05)	(.77)	(.82)	10.95	5.80	318	.18[g]	1.68	50

The accompanying notes are an integral part of these financial statements.

24
Sustainable Retirement Funds

Financial highlights

(For a common share outstanding throughout the period)

2050 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class A
January 31, 2025**	$21.03	.22	.78	1.00	(.26)	—	(.26)	$21.77	4.81*	$31,921	.15*	1.01*	7*
July 31, 2024	17.75	.23	3.33	3.56	(.28)	—	(.28)	21.03	20.28	21,864.31		1.19	17
July 31, 2023	18.27	.42	1.11	1.53	(.36)	(1.69)	(2.05)	17.75	9.93	7,769.29		2.49	129[i]
July 31, 2022	22.32	.23	(1.99)	(1.76)	(1.10)	(1.19)	(2.29)	18.27	(9.16)	7,023.28		1.11	32
July 31, 2021	17.62	.03	4.67	4.70	—[f]	—	—[f]	22.32	26.68	7,601	.34[g]	.19	33
July 31, 2020	17.96	.23	.72	.95	(.22)	(1.07)	(1.29)	17.62	5.33	53,927	.42[g]	1.34	46
Class C
January 31, 2025**	$19.91	.11	.76	.87	(.07)	—	(.07)	$20.71	4.40*	$1,097	.53*	.55*	7*
July 31, 2024	16.83	.13	3.12	3.25	(.17)	—	(.17)	19.91	19.42	1,094	1.06	.72	17
July 31, 2023	17.44	.28	1.04	1.32	(.24)	(1.69)	(1.93)	16.83	9.05	1,042	1.04	1.75	129[i]
July 31, 2022	21.37	.06	(1.89)	(1.83)	(.91)	(1.19)	(2.10)	17.44	(9.81)	895	1.03	.29	32
July 31, 2021	17.11	(.05)	4.44	4.39	(.13)	—	(.13)	21.37	25.73	1,077	1.09[g]	(.28)	33
July 31, 2020	17.48	.09	.71	.80	(.10)	(1.07)	(1.17)	17.11	4.55	864	1.17[g]	.52	46
Class R
January 31, 2025**	$20.55	.20	.74	.94	(.22)	—	(.22)	$21.27	4.62*	$241	.35*	.97*	7*
July 31, 2024	17.23	.18	3.22	3.40	(.08)	—	(.08)	20.55	19.79	137.71		.95	17
July 31, 2023	17.80	.49	.93	1.42	(.30)	(1.69)	(1.99)	17.23	9.52	156.69		2.92	129[i]
July 31, 2022	21.74	.11	(1.91)	(1.80)	(.95)	(1.19)	(2.14)	17.80	(9.50)	499.68		.57	32
July 31, 2021	17.40	.03	4.52	4.55	(.21)	—	(.21)	21.74	26.28	754	.67[g]	.15	33
July 31, 2020	17.72	.18	.71	.89	(.14)	(1.07)	(1.21)	17.40	5.01	568	.67[g]	1.06	46
Class R3
January 31, 2025**	$20.94	.18	.80	.98	(.21)	—	(.21)	$21.71	4.71*	$2,573	.23*	.86*	7*
July 31, 2024	17.67	.24	3.29	3.53	(.26)	—	(.26)	20.94	20.14	2,507.46		1.26	17
July 31, 2023	18.19	.42	1.08	1.50	(.33)	(1.69)	(2.02)	17.67	9.75	1,899.44		2.50	129[i]
July 31, 2022	22.23	.29	(2.08)	(1.79)	(1.06)	(1.19)	(2.25)	18.19	(9.30)	2,144.43		1.39	32
July 31, 2021Δ	19.82	(.05)	2.46	2.41	—	—	—	22.23	12.16*	3,864	.26*g	(.22)*	33
Class R4
January 31, 2025**	$20.97	.22	.80	1.02	(.27)	—	(.27)	$21.72	4.91*	$349	.10*	1.02*	7*
July 31, 2024	17.70	.29	3.27	3.56	(.29)	—	(.29)	20.97	20.36	264.21		1.56	17
July 31, 2023	18.23	.43	1.11	1.54	(.38)	(1.69)	(2.07)	17.70	10.06	248.19		2.53	129[i]
July 31, 2022	22.26	.23	(1.97)	(1.74)	(1.10)	(1.19)	(2.29)	18.23	(9.08)	170.18		1.11	32
July 31, 2021Δ	19.82	(.02)	2.46	2.44	—	—	—	22.26	12.31*	176	.12*g	(.08)*	33
Class R5
January 31, 2025**	$20.98	.23	.80	1.03	(.29)	—	(.29)	$21.72	4.96*	$14	.03*	1.07*	7*
July 31, 2024	17.70	.32	3.28	3.60	(.32)	—	(.32)	20.98	20.59	14.06		1.69	17
July 31, 2023	18.23	.47	1.09	1.56	(.40)	(1.69)	(2.09)	17.70	10.20	11.04		2.74	129[i]
July 31, 2022	22.28	.28	(1.99)	(1.71)	(1.15)	(1.19)	(2.34)	18.23	(8.95)	10.03		1.38	32
July 31, 2021Δ	19.82	—[f]	2.46	2.46	—	—	—	22.28	12.41*	11	.03*g	.01*	33

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds
25

Financial highlights cont.

2050 Fund cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class R6
January 31, 2025**	$20.99	.24	.80	1.04	(.31)	—	(.31)	$21.72	5.01*	$808	(.02)*	1.14*	7*
July 31, 2024	17.71	.36	3.26	3.62	(.34)	—	(.34)	20.99	20.68	4,357	(.04)	1.92	17
July 31, 2023	18.24	.58	1.00	1.58	(.42)	(1.69)	(2.11)	17.71	10.31	5,245	(.06)	3.42	129[i]
July 31, 2022	22.29	.30	(1.99)	(1.69)	(1.17)	(1.19)	(2.36)	18.24	(8.85)	9,794	(.07)	1.48	32
July 31, 2021	17.80	.17	4.62	4.79	(.30)	—	(.30)	22.29	27.13	10,882	—g h	.84	33
July 31, 2020	18.13	.29	.73	1.02	(.28)	(1.07)	(1.35)	17.80	5.65	9,883	.08[g]	1.67	46
Class Y
January 31, 2025**	$20.97	.24	.78	1.02	(.29)	—	(.29)	$21.70	4.93*	$172,019	.03*	1.11*	7*
July 31, 2024	17.69	.31	3.29	3.60	(.32)	—	(.32)	20.97	20.62	137,680.06		1.66	17
July 31, 2023	18.23	.46	1.09	1.55	(.40)	(1.69)	(2.09)	17.69	10.15	86,672.04		2.71	129[i]
July 31, 2022	22.27	.28	(1.98)	(1.70)	(1.15)	(1.19)	(2.34)	18.23	(8.89)	67,397.03		1.39	32
July 31, 2021	17.81	.17	4.60	4.77	(.31)	—	(.31)	22.27	26.97	65,784	.09[g]	.84	33
July 31, 2020	18.14	.52	.49	1.01	(.27)	(1.07)	(1.34)	17.81	5.58	418	.17[g]	2.91	46

The accompanying notes are an integral part of these financial statements.

26
Sustainable Retirement Funds

Financial highlights

(For a common share outstanding throughout the period)

2045 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class A
January 31, 2025**	$21.82	.23	.76	.99	(.40)	—	(.40)	$22.41	4.60*	$35,935	.16*	1.05*	6*
July 31, 2024	18.65	.30	3.28	3.58	(.41)	—	(.41)	21.82	19.49	27,363.32		1.50	21
July 31, 2023	19.66	.58	.89	1.47	(.73)	(1.75)	(2.48)	18.65	9.07	12,815.30		3.22	138[i]
July 31, 2022	24.20	.30	(2.05)	(1.75)	(1.37)	(1.42)	(2.79)	19.66	(8.55)	11,577.28		1.37	33
July 31, 2021	19.54	.05	4.66	4.71	—[f]	(.05)	(.05)	24.20	24.14	13,491	.35[g]	.24	36
July 31, 2020	19.90	.25	.69	.94	(.29)	(1.01)	(1.30)	19.54	4.75	70,455	.42[g]	1.35	47
Class C
January 31, 2025**	$18.22	.12	.65	.77	(.26)	—	(.26)	$18.73	4.25*	$991	.54*	.63*	6*
July 31, 2024	15.67	.16	2.71	2.87	(.32)	—	(.32)	18.22	18.55	967	1.07	.95	21
July 31, 2023	16.90	.33	.79	1.12	(.60)	(1.75)	(2.35)	15.67	8.29	869	1.05	2.16	138[i]
July 31, 2022	21.18	.13	(1.78)	(1.65)	(1.21)	(1.42)	(2.63)	16.90	(9.25)	694	1.03	.70	33
July 31, 2021	17.29	(.05)	4.05	4.00	(.06)	(.05)	(.11)	21.18	23.23	987	1.10[g]	(.27)	36
July 31, 2020	17.73	.11	.60	.71	(.14)	(1.01)	(1.15)	17.29	3.97	930	1.17[g]	.65	47
Class R
January 31, 2025**	$23.23	.15	.87	1.02	(.07)	—	(.07)	$24.18	4.38*	$39	.36*	.63*	6*
July 31, 2024	19.85	.26	3.48	3.74	(.36)	—	(.36)	23.23	19.04	107.72		1.24	21
July 31, 2023	20.72	.49	1.00	1.49	(.61)	(1.75)	(2.36)	19.85	8.61	69.70		2.56	138[i]
July 31, 2022	25.19	.18	(2.14)	(1.96)	(1.09)	(1.42)	(2.51)	20.72	(8.92)	44.68		.76	33
July 31, 2021	20.53	.08	4.77	4.85	(.14)	(.05)	(.19)	25.19	23.70	127	.68[g]	.36	36
July 31, 2020	20.63	.24	.70	.94	(.03)	(1.01)	(1.04)	20.53	4.58	226	.67[g]	1.19	47
Class R3
January 31, 2025**	$29.13	.28	1.03	1.31	(.32)	—	(.32)	$30.12	4.52*	$3,936	.23*	.94*	6*
July 31, 2024	24.75	.40	4.34	4.74	(.36)	—	(.36)	29.13	19.33	3,880.47		1.50	21
July 31, 2023	25.20	.68	1.27	1.95	(.65)	(1.75)	(2.40)	24.75	8.93	2,863.45		2.87	138[i]
July 31, 2022	30.24	.36	(2.67)	(2.31)	(1.31)	(1.42)	(2.73)	25.20	(8.69)	3,383.43		1.29	33
July 31, 2021Δ	27.23	(.06)	3.07	3.01	—	—	—	30.24	11.05*	4,270	.26*g	(.21)*	36
Class R4
January 31, 2025**	$29.15	.32	1.03	1.35	(.39)	—	(.39)	$30.11	4.66*	$1,023	.11*	1.08*	6*
July 31, 2024	24.77	.46	4.34	4.80	(.42)	—	(.42)	29.15	19.58	949.22		1.76	21
July 31, 2023	25.24	.79	1.22	2.01	(.73)	(1.75)	(2.48)	24.77	9.23	753.20		3.34	138[i]
July 31, 2022	30.29	.42	(2.67)	(2.25)	(1.38)	(1.42)	(2.80)	25.24	(8.47)	678.18		1.51	33
July 31, 2021Δ	27.23	(.02)	3.08	3.06	—	—	—	30.29	11.24*	840	.12*g	(.06)*	36
Class R5
January 31, 2025**	$29.19	.34	1.03	1.37	(.43)	—	(.43)	$30.13	4.73*	$14	.03*	1.14*	6*
July 31, 2024	24.80	.51	4.33	4.84	(.45)	—	(.45)	29.19	19.76	13.07		1.92	21
July 31, 2023	25.27	.79	1.26	2.05	(.77)	(1.75)	(2.52)	24.80	9.38	11.05		3.33	138[i]
July 31, 2022	30.31	.45	(2.64)	(2.19)	(1.43)	(1.42)	(2.85)	25.27	(8.29)	10.03		1.61	33
July 31, 2021Δ	27.23	.01	3.07	3.08	—	—	—	30.31	11.31*	11	.03*g	.02*	36

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds
27

Financial highlights cont.

2045 Fund cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class R6
January 31, 2025**	$29.21	.35	1.03	1.38	(.45)	—	(.45)	$30.14	4.79*	$484	(.02)*	1.19*	6*
July 31, 2024	24.80	.58	4.30	4.88	(.47)	—	(.47)	29.21	19.94	3,501	(.03)	2.23	21
July 31, 2023	25.28	1.03	1.03	2.06	(.79)	(1.75)	(2.54)	24.80	9.45	4,991	(.05)	4.28	138[i]
July 31, 2022	30.33	.47	(2.64)	(2.17)	(1.46)	(1.42)	(2.88)	25.28	(8.22)	10,842	(.07)	1.68	33
July 31, 2021	24.62	.23	5.77	6.00	(.24)	(.05)	(.29)	30.33	24.52	11,513	.01[g]	.83	36
July 31, 2020	24.72	.40	.86	1.26	(.35)	(1.01)	(1.36)	24.62	5.11	10,492	.09[g]	1.67	47
Class Y
January 31, 2025**	$29.19	.35	1.02	1.37	(.43)	—	(.43)	$30.13	4.75*	$231,365	.03*	1.18*	6*
July 31, 2024	24.80	.50	4.34	4.84	(.45)	—	(.45)	29.19	19.77	181,653.07		1.88	21
July 31, 2023	25.27	.79	1.26	2.05	(.77)	(1.75)	(2.52)	24.80	9.39	116,355.05		3.32	138[i]
July 31, 2022	30.33	.42	(2.63)	(2.21)	(1.43)	(1.42)	(2.85)	25.27	(8.34)	100,019.03		1.50	33
July 31, 2021	24.62	.23	5.78	6.01	(.25)	(.05)	(.30)	30.33	24.54	83,023	.10[g]	.80	36
July 31, 2020	24.67	.42	.82	1.24	(.28)	(1.01)	(1.29)	24.62	5.03	831	.17[g]	1.78	47
The accompanying notes are an integral part of these financial statements.

28
Sustainable Retirement Funds

Financial highlights

(For a common share outstanding throughout the period)

2040 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class A
January 31, 2025**	$23.07	.27	.70	.97	(.46)	—	(.46)	$23.58	4.26*	$36,056	.17*	1.14*	4*
July 31, 2024	19.93	.39	3.21	3.60	(.46)	—	(.46)	23.07	18.34	25,880.34		1.86	25
July 31, 2023	21.67	.75	.66	1.41	(.92)	(2.23)	(3.15)	19.93	8.08	16,840.31		3.82	137[i]
July 31, 2022	25.95	.33	(2.05)	(1.72)	(1.33)	(1.23)	(2.56)	21.67	(7.60)	15,869.30		1.37	32
July 31, 2021	21.58	.05	4.32	4.37	—[f]	—	—[f]	25.95	20.26	17,763	.36[g]	.23	43
July 31, 2020	22.00	.29	.60	.89	(.25)	(1.06)	(1.31)	21.58	4.04	151,384	.41[g]	1.37	53
Class C
January 31, 2025**	$19.00	.14	.59	.73	(.31)	—	(.31)	$19.42	3.88*	$939	.55*	.71*	4*
July 31, 2024	16.51	.20	2.64	2.84	(.35)	—	(.35)	19.00	17.41	897	1.09	1.17	25
July 31, 2023	18.50	.50	.53	1.03	(.79)	(2.23)	(3.02)	16.51	7.29	869	1.06	3.05	137[i]
July 31, 2022	22.53	.13	(1.74)	(1.61)	(1.19)	(1.23)	(2.42)	18.50	(8.27)	797	1.05	.63	32
July 31, 2021	19.11	(.05)	3.73	3.68	(.26)	—	(.26)	22.53	19.38	823	1.10[g]	(.22)	43
July 31, 2020	19.63	.12	.52	.64	(.10)	(1.06)	(1.16)	19.11	3.23	829	1.16[g]	.63	53
Class R
January 31, 2025**	$24.54	.11	.88	.99	—	—	—	$25.53	4.03*	$7	.37*	.46*	4*
July 31, 2024	21.18	.41	3.33	3.74	(.38)	—	(.38)	24.54	17.87	92.74		1.90	25
July 31, 2023	22.82	.70	.72	1.42	(.83)	(2.23)	(3.06)	21.18	7.66	163.71		3.35	137[i]
July 31, 2022	26.76	.07	(2.00)	(1.93)	(.78)	(1.23)	(2.01)	22.82	(7.97)	142.70		.28	32
July 31, 2021	22.65	.08	4.39	4.47	(.36)	—	(.36)	26.76	19.88	284	.69[g]	.32	43
July 31, 2020	23.06	.24	.62	.86	(.21)	(1.06)	(1.27)	22.65	3.73	357	.66[g]	1.08	53
Class R3
January 31, 2025**	$29.36	.30	.91	1.21	(.37)	—	(.37)	$30.20	4.17*	$3,520	.24*	1.01*	4*
July 31, 2024	25.21	.47	4.06	4.53	(.38)	—	(.38)	29.36	18.16	3,448.49		1.75	25
July 31, 2023	26.54	.94	.83	1.77	(.87)	(2.23)	(3.10)	25.21	7.92	3,106.46		3.82	137[i]
July 31, 2022	31.18	.37	(2.53)	(2.16)	(1.25)	(1.23)	(2.48)	26.54	(7.73)	3,365.45		1.27	32
July 31, 2021Δ	28.47	(.03)	2.74	2.71	—	—	—	31.18	9.52*	3,860	.27*g	(.11)*	43
Class R4
January 31, 2025**	$29.40	.36	.89	1.25	(.45)	—	(.45)	$30.20	4.31*	$662	.12*	1.19*	4*
July 31, 2024	25.23	.54	4.07	4.61	(.44)	—	(.44)	29.40	18.49	517.24		2.02	25
July 31, 2023	26.57	1.01	.81	1.82	(.93)	(2.23)	(3.16)	25.23	8.16	743.21		4.09	137[i]
July 31, 2022	31.22	.41	(2.50)	(2.09)	(1.33)	(1.23)	(2.56)	26.57	(7.49)	751.20		1.41	32
July 31, 2021Δ	28.47	.01	2.74	2.75	—	—	—	31.22	9.66*	880	.13*g	.03*	43
Class R5
January 31, 2025**	$29.40	.37	.90	1.27	(.49)	—	(.49)	$30.18	4.37*	$13	.04*	1.22*	4*
July 31, 2024	25.25	.58	4.07	4.65	(.50)	—	(.50)	29.40	18.66	13.09		2.17	25
July 31, 2023	26.59	1.00	.86	1.86	(.97)	(2.23)	(3.20)	25.25	8.31	11.06		4.06	137[i]
July 31, 2022	31.25	.48	(2.52)	(2.04)	(1.39)	(1.23)	(2.62)	26.59	(7.34)	10.05		1.65	32
July 31, 2021Δ	28.47	.03	2.75	2.78	—	—	—	31.25	9.76*	11	.04*g	.12*	43

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds
29

Financial highlights cont.

2040 Fund cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class R6
January 31, 2025**	$29.42	.38	.91	1.29	(.51)	—	(.51)	$30.20	4.44*	$795	(.01)*	1.26*	4*
July 31, 2024	25.27	.70	3.98	4.68	(.53)	—	(.53)	29.42	18.76	1,830	(.01)	2.73	25
July 31, 2023	26.60	1.23	.66	1.89	(.99)	(2.23)	(3.22)	25.27	8.47	8,039	(.04)	4.92	137[i]
July 31, 2022	31.27	.50	(2.52)	(2.02)	(1.42)	(1.23)	(2.65)	26.60	(7.28)	13,998	(.05)	1.72	32
July 31, 2021	26.34	.26	5.14	5.40	(.47)	—	(.47)	31.27	20.69	14,318	.02[g]	.89	43
July 31, 2020	26.56	.45	.70	1.15	(.31)	(1.06)	(1.37)	26.34	4.36	17,177	.09[g]	1.76	53
Class Y
January 31, 2025**	$29.33	.37	.90	1.27	(.49)	—	(.49)	$30.11	4.39*	$301,223	.04*	1.25*	4*
July 31, 2024	25.20	.57	4.06	4.63	(.50)	—	(.50)	29.33	18.63	239,529.09		2.15	25
July 31, 2023	26.54	1.00	.86	1.86	(.97)	(2.23)	(3.20)	25.20	8.33	173,452.06		4.05	137[i]
July 31, 2022	31.20	.48	(2.52)	(2.04)	(1.39)	(1.23)	(2.62)	26.54	(7.35)	156,842.05		1.65	32
July 31, 2021	26.31	.25	5.12	5.37	(.48)	—	(.48)	31.20	20.59	162,247	.10[g]	.86	43
July 31, 2020	26.54	.51	.61	1.12	(.29)	(1.06)	(1.35)	26.31	4.24	1,823	.16[g]	1.97	53

The accompanying notes are an integral part of these financial statements.

30
Sustainable Retirement Funds

Financial highlights

(For a common share outstanding throughout the period)

2035 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class A
January 31, 2025**	$22.80	.28	.57	.85	(.53)	—	(.53)	$23.12	3.77*	$39,292	.18*	1.22*	8*
July 31, 2024	20.02	.47	2.81	3.28	(.50)	—	(.50)	22.80	16.67	30,392.36		2.24	27
July 31, 2023	21.25	.92	.25	1.17	(1.13)	(1.27)	(2.40)	20.02	6.54	22,106.34		4.64	138[i]
July 31, 2022	25.36	.32	(1.73)	(1.41)	(1.27)	(1.43)	(2.70)	21.25	(6.43)	21,379.34		1.36	39
July 31, 2021	21.92	.16	3.28	3.44	—[f]	—	—[f]	25.36	15.70	23,803	.38[g]	.70	46
July 31, 2020	22.18	.31	.38	.69	(.38)	(.57)	(.95)	21.92	3.12	127,040	.42[g]	1.45	63
Class C
January 31, 2025**	$19.53	.16	.49	.65	(.37)	—	(.37)	$19.81	3.37*	$1,235	.56*	.81*	8*
July 31, 2024	17.23	.27	2.41	2.68	(.38)	—	(.38)	19.53	15.77	1,238	1.11	1.51	27
July 31, 2023	18.62	.65	.23	.88	(1.00)	(1.27)	(2.27)	17.23	5.78	1,202	1.09	3.82	138[i]
July 31, 2022	22.56	.15	(1.55)	(1.40)	(1.11)	(1.43)	(2.54)	18.62	(7.15)	1,134	1.09	.73	39
July 31, 2021	19.70	(.01)	2.93	2.92	(.06)	—	(.06)	22.56	14.85	1,213	1.13[g]	(.05)	46
July 31, 2020	20.02	.14	.33	.47	(.22)	(.57)	(.79)	19.70	2.37	1,391	1.17[g]	.72	63
Class R
January 31, 2025**	$21.38	.22	.52	.74	(.45)	—	(.45)	$21.67	3.52*	$753	.38*	1.03*	8*
July 31, 2024	18.81	.37	2.64	3.01	(.44)	—	(.44)	21.38	16.23	650.76		1.87	27
July 31, 2023	20.11	.78	.25	1.03	(1.06)	(1.27)	(2.33)	18.81	6.13	552.74		4.21	138[i]
July 31, 2022	24.07	.19	(1.62)	(1.43)	(1.10)	(1.43)	(2.53)	20.11	(6.83)	517.74		.85	39
July 31, 2021	21.04	.06	3.15	3.21	(.18)	—	(.18)	24.07	15.32	876	.71[g]	.29	46
July 31, 2020	21.31	.25	.35	.60	(.30)	(.57)	(.87)	21.04	2.86	654	.67[g]	1.20	63
Class R3
January 31, 2025**	$28.64	.33	.70	1.03	(.45)	—	(.45)	$29.22	3.64*	$6,946	.26*	1.12*	8*
July 31, 2024	25.01	.56	3.52	4.08	(.45)	—	(.45)	28.64	16.52	6,650.51		2.12	27
July 31, 2023	25.90	1.08	.37	1.45	(1.07)	(1.27)	(2.34)	25.01	6.40	5,410.49		4.40	138[i]
July 31, 2022	30.30	.35	(2.13)	(1.78)	(1.19)	(1.43)	(2.62)	25.90	(6.58)	5,458.49		1.24	39
July 31, 2021Δ	28.16	.03	2.11	2.14	—	—	—	30.30	7.60*	7,415	.30*g	.09*	46
Class R4
January 31, 2025**	$28.66	.37	.70	1.07	(.53)	—	(.53)	$29.20	3.77*	$1,150	.13*	1.26*	8*
July 31, 2024	25.01	.61	3.54	4.15	(.50)	—	(.50)	28.66	16.82	1,025.26		2.34	27
July 31, 2023	25.92	1.12	.39	1.51	(1.15)	(1.27)	(2.42)	25.01	6.66	940.24		4.59	138[i]
July 31, 2022	30.34	.40	(2.11)	(1.71)	(1.28)	(1.43)	(2.71)	25.92	(6.36)	791.24		1.42	39
July 31, 2021Δ	28.16	.06	2.12	2.18	—	—	—	30.34	7.74*	687	.16*g	.19*	46
Class R5
January 31, 2025**	$28.68	.39	.70	1.09	(.56)	—	(.56)	$29.21	3.86*	$13	.06*	1.33*	8*
July 31, 2024	25.04	.66	3.53	4.19	(.55)	—	(.55)	28.68	16.96	13.11		2.52	27
July 31, 2023	25.94	1.18	.37	1.55	(1.18)	(1.27)	(2.45)	25.04	6.85	11.09		4.85	138[i]
July 31, 2022	30.37	.46	(2.14)	(1.68)	(1.32)	(1.43)	(2.75)	25.94	(6.24)	10.09		1.62	39
July 31, 2021Δ	28.16	.09	2.12	2.21	—	—	—	30.37	7.85*	11	.07*g	.31*	46

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds
31

Financial highlights cont.

2035 Fund cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class R6
January 31, 2025**	$28.70	.39	.72	1.11	(.59)	—	(.59)	$29.22	3.92*	$1,178	.01*	1.35*	8*
July 31, 2024	25.05	.72	3.50	4.22	(.57)	—	(.57)	28.70	17.10	7,443.01		2.77	27
July 31, 2023	25.96	1.34	.23	1.57	(1.21)	(1.27)	(2.48)	25.05	6.92	11,598	(.01)	5.44	138[i]
July 31, 2022	30.38	.48	(2.12)	(1.64)	(1.35)	(1.43)	(2.78)	25.96	(6.11)	15,997	(.01)	1.71	39
July 31, 2021	26.44	.29	3.94	4.23	(.29)	—	(.29)	30.38	16.10	17,492	.04[g]	1.01	46
July 31, 2020	26.53	.45	.46	.91	(.43)	(.57)	(1.00)	26.44	3.48	16,244	.09[g]	1.75	63
Class Y
January 31, 2025**	$28.65	.39	.71	1.10	(.57)	—	(.57)	$29.18	3.88*	$282,607	.06*	1.34*	8*
July 31, 2024	25.01	.66	3.53	4.19	(.55)	—	(.55)	28.65	16.99	236,680.11		2.50	27
July 31, 2023	25.92	1.19	.35	1.54	(1.18)	(1.27)	(2.45)	25.01	6.82	158,644.09		4.89	138[i]
July 31, 2022	30.35	.45	(2.12)	(1.67)	(1.33)	(1.43)	(2.76)	25.92	(6.23)	141,266.09		1.62	39
July 31, 2021	26.42	.26	3.97	4.23	(.30)	—	(.30)	30.35	16.09	124,961	.13[g]	.89	46
July 31, 2020	26.48	.45	.44	.89	(.38)	(.57)	(.95)	26.42	3.38	1,713	.17[g]	1.75	63

The accompanying notes are an integral part of these financial statements.

32
Sustainable Retirement Funds

Financial highlights

(For a common share outstanding throughout the period)

2030 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class A
January 31, 2025**	$21.11	.32	.22	.54	(.59)	—	(.59)	$21.06	2.63*	$27,966	.21*	1.49*	7*
July 31, 2024	19.16	.59	1.96	2.55	(.60)	—	(.60)	21.11	13.55	25,174.41		2.97	29
July 31, 2023	20.61	1.11	(.31)	.80	(1.33)	(.92)	(2.25)	19.16	4.58	22,952.37		5.80	144[i]
July 31, 2022	23.86	.32	(1.47)	(1.15)	(1.02)	(1.08)	(2.10)	20.61	(5.36)	22,901.36		1.43	37
July 31, 2021	21.51	.23	2.12	2.35	—[f]	—	—[f]	23.86	10.93	24,643	.39[g]	1.03	54
July 31, 2020	21.95	.32	.15	.47	(.49)	(.42)	(.91)	21.51	2.12	198,756	.42[g]	1.53	66
Class C
January 31, 2025**	$19.13	.21	.21	.42	(.43)	—	(.43)	$19.12	2.25*	$715	.58*	1.10*	7*
July 31, 2024	17.41	.40	1.79	2.19	(.47)	—	(.47)	19.13	12.77	748	1.16	2.25	29
July 31, 2023	18.93	.89	(.31)	.58	(1.18)	(.92)	(2.10)	17.41	3.72	764	1.12	5.06	144[i]
July 31, 2022	22.03	.14	(1.35)	(1.21)	(.81)	(1.08)	(1.89)	18.93	(6.05)	898	1.11	.66	37
July 31, 2021	20.18	—[f]	2.04	2.04	(.19)	—	(.19)	22.03	10.14	1,349	1.14[g]	—[h]	54
July 31, 2020	20.66	.15	.14	.29	(.35)	(.42)	(.77)	20.18	1.36	1,384	1.17[g]	.77	66
Class R
January 31, 2025**	$19.21	.25	.20	.45	(.25)	—	(.25)	$19.41	2.38*	$64	.41*	1.28*	7*
July 31, 2024	17.49	.49	1.77	2.26	(.54)	—	(.54)	19.21	13.17	58.81		2.78	29
July 31, 2023	19.02	.95	(.30)	.65	(1.26)	(.92)	(2.18)	17.49	4.13	422.77		5.38	144[i]
July 31, 2022	22.17	.21	(1.36)	(1.15)	(.92)	(1.08)	(2.00)	19.02	(5.76)	395.76		1.03	37
July 31, 2021	20.31	.09	2.05	2.14	(.28)	—	(.28)	22.17	10.62	586	.72[g]	.43	54
July 31, 2020	20.79	.26	.12	.38	(.44)	(.42)	(.86)	20.31	1.83	571	.67[g]	1.27	66
Class R3
January 31, 2025**	$25.39	.36	.28	.64	(.53)	—	(.53)	$25.50	2.58*	$6,657	.28*	1.41*	7*
July 31, 2024	22.91	.67	2.36	3.03	(.55)	—	(.55)	25.39	13.42	6,757.56		2.81	29
July 31, 2023	24.19	1.26	(.34)	.92	(1.28)	(.92)	(2.20)	22.91	4.38	6,171.52		5.54	144[i]
July 31, 2022	27.61	.35	(1.73)	(1.38)	(.96)	(1.08)	(2.04)	24.19	(5.48)	5,622.51		1.33	37
July 31, 2021Δ	26.19	.06	1.36	1.42	—	—	—	27.61	5.42*	7,452	.30*g	.26*	54
Class R4
January 31, 2025**	$25.43	.39	.28	.67	(.60)	—	(.60)	$25.50	2.67*	$2,883	.16*	1.53*	7*
July 31, 2024	22.93	.72	2.38	3.10	(.60)	—	(.60)	25.43	13.74	2,889.31		3.05	29
July 31, 2023	24.22	1.33	(.36)	.97	(1.34)	(.92)	(2.26)	22.93	4.61	2,986.27		5.82	144[i]
July 31, 2022	27.65	.40	(1.72)	(1.32)	(1.03)	(1.08)	(2.11)	24.22	(5.23)	2,733.26		1.54	37
July 31, 2021Δ	26.19	.09	1.37	1.46	—	—	—	27.65	5.57*	2,899	.16*g	.36*	54
Class R5
January 31, 2025**	$25.44	.41	.28	.69	(.64)	—	(.64)	$25.49	2.75*	$12	.08*	1.61*	7*
July 31, 2024	22.95	.76	2.37	3.13	(.64)	—	(.64)	25.44	13.88	12.16		3.22	29
July 31, 2023	24.24	1.37	(.37)	1.00	(1.37)	(.92)	(2.29)	22.95	4.78	11.12		6.01	144[i]
July 31, 2022	27.68	.44	(1.72)	(1.28)	(1.08)	(1.08)	(2.16)	24.24	(5.11)	10.11		1.69	37
July 31, 2021Δ	26.19	.12	1.37	1.49	—	—	—	27.68	5.69*	11	.07*g	.45*	54

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds
33

Financial highlights cont.

2030 Fund cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class R6
January 31, 2025**	$25.46	.41	.29	.70	(.66)	—	(.66)	$25.50	2.80*	$862	.03*	1.58*	7*
July 31, 2024	22.97	.82	2.33	3.15	(.66)	—	(.66)	25.46	13.97	5,289.06		3.53	29
July 31, 2023	24.25	1.57	(.53)	1.04	(1.40)	(.92)	(2.32)	22.97	4.93	12,068.02		6.86	144[i]
July 31, 2022	27.69	.49	(1.75)	(1.26)	(1.10)	(1.08)	(2.18)	24.25	(5.01)	18,059.01		1.89	37
July 31, 2021	25.25	.30	2.54	2.84	(.40)	—	(.40)	27.69	11.33	18,567	.05[g]	1.13	54
July 31, 2020	25.60	.46	.16	.62	(.55)	(.42)	(.97)	25.25	2.44	23,780	.09[g]	1.86	66
Class Y
January 31, 2025**	$25.39	.42	.26	.68	(.64)	—	(.64)	$25.43	2.73*	$316,898	.08*	1.63*	7*
July 31, 2024	22.90	.76	2.37	3.13	(.64)	—	(.64)	25.39	13.91	253,535.16		3.20	29
July 31, 2023	24.19	1.38	(.38)	1.00	(1.37)	(.92)	(2.29)	22.90	4.79	193,228.12		6.08	144[i]
July 31, 2022	27.63	.44	(1.72)	(1.28)	(1.08)	(1.08)	(2.16)	24.19	(5.11)	187,829.11		1.70	37
July 31, 2021	25.22	.23	2.58	2.81	(.40)	—	(.40)	27.63	11.24	197,357	.14[g]	.89	54
July 31, 2020	25.57	.43	.17	.60	(.53)	(.42)	(.95)	25.22	2.34	3,709	.17[g]	1.74	66

The accompanying notes are an integral part of these financial statements.

34
Sustainable Retirement Funds

Financial highlights

(For a common share outstanding throughout the period)

2025 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class A
January 31, 2025**	$20.64	.36	.10	.46	(.52)	—	(.52)	$20.58	2.28*	$22,352	.21*	1.71*	6*
July 31, 2024	19.10	.71	1.43	2.14	(.60)	—	(.60)	20.64	11.41	23,182.43		3.65	32
July 31, 2023	20.32	1.31	(.78)	.53	(1.25)	(.50)	(1.75)	19.10	2.94	23,402.38		6.83	156[i]
July 31, 2022	22.72	.37	(1.32)	(.95)	(.66)	(.79)	(1.45)	20.32	(4.48)	23,539.37		1.74	57
July 31, 2021	21.56	.21	1.18	1.39	(.05)	(.18)	(.23)	22.72	6.52	24,306	.41[g]	.96	74
July 31, 2020	21.98	.33	(.06)	.27	(.50)	(.19)	(.69)	21.56	1.23	151,047	.42[g]	1.56	79
Class C
January 31, 2025**	$18.37	.25	.09	.34	(.42)	—	(.42)	$18.29	1.87*	$1,243	.59*	1.36*	6*
July 31, 2024	17.04	.50	1.28	1.78	(.45)	—	(.45)	18.37	10.58	1,037	1.18	2.91	32
July 31, 2023	18.33	1.09	(.75)	.34	(1.13)	(.50)	(1.63)	17.04	2.15	1,198	1.13	6.30	156[i]
July 31, 2022	20.61	.18	(1.18)	(1.00)	(.49)	(.79)	(1.28)	18.33	(5.17)	1,569	1.12	.93	57
July 31, 2021	19.83	.02	1.11	1.13	(.17)	(.18)	(.35)	20.61	5.75	1,688	1.16[g]	.07	74
July 31, 2020	20.27	.16	(.07)	.09	(.34)	(.19)	(.53)	19.83	.45	2,409	1.17[g]	.80	79
Class R
January 31, 2025**	$18.80	.29	.09	.38	(.47)	—	(.47)	$18.71	2.03*	$738	.41*	1.52*	6*
July 31, 2024	17.46	.58	1.31	1.89	(.55)	—	(.55)	18.80	11.01	699.83		3.24	32
July 31, 2023	18.74	1.31	(.91)	.40	(1.18)	(.50)	(1.68)	17.46	2.49	573.78		7.38	156[i]
July 31, 2022	21.06	.26	(1.21)	(.95)	(.58)	(.79)	(1.37)	18.74	(4.83)	716.77		1.29	57
July 31, 2021	20.18	.05	1.18	1.23	(.17)	(.18)	(.35)	21.06	6.18	741	.74[g]	.28	74
July 31, 2020	20.57	.29	(.10)	.19	(.39)	(.19)	(.58)	20.18	.95	140	.67[g]	1.44	79
Class R3
January 31, 2025**	$20.59	.34	.10	.44	(.49)	—	(.49)	$20.54	2.18*	$3,266	.29*	1.64*	6*
July 31, 2024	19.06	.68	1.42	2.10	(.57)	—	(.57)	20.59	11.23	3,208.58		3.53	32
July 31, 2023	20.28	1.26	(.77)	.49	(1.21)	(.50)	(1.71)	19.06	2.76	3,582.53		6.59	156[i]
July 31, 2022	22.63	.33	(1.30)	(.97)	(.59)	(.79)	(1.38)	20.28	(4.59)	3,502.52		1.56	57
July 31, 2021Δ	21.92	.06	.65	.71	—	—	—	22.63	3.24*	5,475	.31*g	.28*	74
Class R4
January 31, 2025**	$20.59	.37	.10	.47	(.55)	—	(.55)	$20.51	2.31*	$1,288	.16*	1.78*	6*
July 31, 2024	19.05	.73	1.43	2.16	(.62)	—	(.62)	20.59	11.54	1,288.33		3.73	32
July 31, 2023	20.27	1.33	(.78)	.55	(1.27)	(.50)	(1.77)	19.05	3.05	1,266.28		6.93	156[i]
July 31, 2022	22.66	.39	(1.31)	(.92)	(.68)	(.79)	(1.47)	20.27	(4.38)	1,310.27		1.81	57
July 31, 2021Δ	21.92	.08	.66	.74	—	—	—	22.66	3.38*	1,351	.17*g	.38*	74
Class R5
January 31, 2025**	$20.60	.39	.09	.48	(.58)	—	(.58)	$20.50	2.37*	$11	.09*	1.85*	6*
July 31, 2024	19.06	.76	1.43	2.19	(.65)	—	(.65)	20.60	11.72	11.18		3.89	32
July 31, 2023	20.29	1.37	(.80)	.57	(1.30)	(.50)	(1.80)	19.06	3.17	10.13		7.13	156[i]
July 31, 2022	22.68	.42	(1.31)	(.89)	(.71)	(.79)	(1.50)	20.29	(4.21)	10.12		1.96	57
July 31, 2021Δ	21.92	.10	.66	.76	—	—	—	22.68	3.47*	10	.08*g	.47*	74

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds
35

Financial highlights cont.

2025 Fund cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class R6
January 31, 2025**	$20.61	.37	.13	.50	(.60)	—	(.60)	$20.51	2.46*	$282	.04*	1.78*	6*
July 31, 2024	19.07	.80	1.41	2.21	(.67)	—	(.67)	20.61	11.81	2,575.08		4.15	32
July 31, 2023	20.30	1.59	(1.00)	.59	(1.32)	(.50)	(1.82)	19.07	3.27	6,213.03		8.25	156[i]
July 31, 2022	22.70	.44	(1.32)	(.88)	(.73)	(.79)	(1.52)	20.30	(4.16)	10,678.02		2.06	57
July 31, 2021	21.77	.26	1.22	1.48	(.37)	(.18)	(.55)	22.70	6.93	11,001	.07[g]	1.18	74
July 31, 2020	22.18	.41	(.07)	.34	(.56)	(.19)	(.75)	21.77	1.54	15,965	.09[g]	1.89	79
Class Y
January 31, 2025**	$20.57	.39	.09	.48	(.58)	—	(.58)	$20.47	2.40*	$331,800	.09*	1.89*	6*
July 31, 2024	19.04	.75	1.43	2.18	(.65)	—	(.65)	20.57	11.68	243,793.18		3.86	32
July 31, 2023	20.27	1.36	(.79)	.57	(1.30)	(.50)	(1.80)	19.04	3.18	169,440.13		7.11	156[i]
July 31, 2022	22.66	.42	(1.31)	(.89)	(.71)	(.79)	(1.50)	20.27	(4.21)	160,679.12		1.95	57
July 31, 2021	21.76	.20	1.26	1.46	(.38)	(.18)	(.56)	22.66	6.82	159,475	.16[g]	.92	74
July 31, 2020	22.13	.40	(.08)	.32	(.50)	(.19)	(.69)	21.76	1.46	2,318	.17[g]	1.86	79

The accompanying notes are an integral part of these financial statements.

36
Sustainable Retirement Funds

Financial highlights

(For a common share outstanding throughout the period)

Maturity Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class A
January 31, 2025**	$16.49	.30	.06	.36	(.30)	—	(.30)	$16.55	2.19*	$21,980	.21*	1.79*	5*
July 31, 2024	15.44	.59	1.06	1.65	(.60)	—	(.60)	16.49	10.97	23,513.42		3.79	8
July 31, 2023	16.12	1.13	(.65)	.48	(1.16)	—	(1.16)	15.44	3.24	23,630.37		7.29	121[i]
July 31, 2022	17.41	.34	(1.00)	(.66)	(.45)	(.18)	(.63)	16.12	(3.90)	25,827.38		2.04	24
July 31, 2021	17.18	.19	.32	.51	(.24)	(.04)	(.28)	17.41	2.99	29,465	.39[g]	1.10	65
July 31, 2020	17.62	.30	(.27)	.03	(.30)	(.17)	(.47)	17.18	.19	108,011	.41[g]	1.77	73
Class C
January 31, 2025**	$16.04	.23	.06	.29	(.23)	—	(.23)	$16.10	1.83*	$504	.59*	1.39*	5*
July 31, 2024	15.04	.47	1.02	1.49	(.49)	—	(.49)	16.04	10.10	781	1.17	3.07	8
July 31, 2023	15.73	.98	(.62)	.36	(1.05)	—	(1.05)	15.04	2.54	879	1.12	6.51	121[i]
July 31, 2022	17.00	.22	(.99)	(.77)	(.32)	(.18)	(.50)	15.73	(4.61)	1,066	1.13	1.32	24
July 31, 2021	16.79	.05	.33	.38	(.13)	(.04)	(.17)	17.00	2.22	1,647	1.13[g]	.28	65
July 31, 2020	17.23	.17	(.27)	(.10)	(.17)	(.17)	(.34)	16.79	(.58)	829	1.16[g]	1.03	73
Class R
January 31, 2025**	$16.46	.26	.07	.33	(.27)	—	(.27)	$16.52	2.00*	$532	.41*	1.58*	5*
July 31, 2024	15.42	.53	1.05	1.58	(.54)	—	(.54)	16.46	10.49	598.82		3.38	8
July 31, 2023	16.10	.96	(.54)	.42	(1.10)	—	(1.10)	15.42	2.86	531.77		6.21	121[i]
July 31, 2022	17.39	.27	(1.00)	(.73)	(.38)	(.18)	(.56)	16.10	(4.28)	704.78		1.63	24
July 31, 2021	17.16	.13	.33	.46	(.19)	(.04)	(.23)	17.39	2.69	737	.73[g]	.75	65
July 31, 2020	17.60	.25	(.26)	(.01)	(.26)	(.17)	(.43)	17.16	(.06)	1,021	.66[g]	1.49	73
Class R3
January 31, 2025**	$16.55	.28	.08	.36	(.29)	—	(.29)	$16.62	2.17*	$1,238	.29*	1.70*	5*
July 31, 2024	15.50	.57	1.06	1.63	(.58)	—	(.58)	16.55	10.76	1,391.57		3.64	8
July 31, 2023	16.17	1.05	(.59)	.46	(1.13)	—	(1.13)	15.50	3.15	1,546.52		6.79	121[i]
July 31, 2022	17.47	.31	(1.01)	(.70)	(.42)	(.18)	(.60)	16.17	(4.09)	1,926.53		1.86	24
July 31, 2021Δ	17.33	.08	.14	.22	(.08)	—	(.08)	17.47	1.28*	2,584	.30*g	.49*	65
Class R4
January 31, 2025**	$16.57	.30	.08	.38	(.31)	—	(.31)	$16.64	2.29*	$329	.16*	1.80*	5*
July 31, 2024	15.51	.61	1.07	1.68	(.62)	—	(.62)	16.57	11.07	134.32		3.87	8
July 31, 2023	16.18	1.22	(.72)	.50	(1.17)	—	(1.17)	15.51	3.37	170.27		7.83	121[i]
July 31, 2022	17.47	.36	(1.01)	(.65)	(.46)	(.18)	(.64)	16.18	(3.81)	224.28		2.14	24
July 31, 2021Δ	17.33	.12	.13	.25	(.11)	—	(.11)	17.47	1.44*	220	.16*g	.67*	65
Class R5
January 31, 2025**	$16.56	.32	.06	.38	(.32)	—	(.32)	$16.62	2.31*	$11	.09*	1.92*	5*
July 31, 2024	15.51	.64	1.05	1.69	(.64)	—	(.64)	16.56	11.20	11.17		4.03	8
July 31, 2023	16.18	1.16	(.64)	.52	(1.19)	—	(1.19)	15.51	3.54	10.12		7.48	121[i]
July 31, 2022	17.47	.38	(1.00)	(.62)	(.49)	(.18)	(.67)	16.18	(3.66)	10.13		2.29	24
July 31, 2021Δ	17.33	.12	.14	.26	(.12)	—	(.12)	17.47	1.52*	10	.07*g	.70*	65

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds
37

Financial highlights cont.

Maturity Fund cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class R6
January 31, 2025**	$16.56	.31	.08	.39	(.33)	—	(.33)	$16.62	2.37*	$319	.04*	1.88*	5*
July 31, 2024	15.51	.66	1.05	1.71	(.66)	—	(.66)	16.56	11.32	905.07		4.23	8
July 31, 2023	16.18	1.45	(.91)	.54	(1.21)	—	(1.21)	15.51	3.63	1,599.02		9.28	121[i]
July 31, 2022	17.47	.41	(1.02)	(.61)	(.50)	(.18)	(.68)	16.18	(3.55)	3,662.03		2.42	24
July 31, 2021	17.24	.25	.33	.58	(.31)	(.04)	(.35)	17.47	3.38	4,673	.05[g]	1.41	65
July 31, 2020	17.68	.36	(.27)	.09	(.36)	(.17)	(.53)	17.24	.52	2,509	.09[g]	2.08	73
Class Y
January 31, 2025**	$16.56	.32	.07	.39	(.32)	—	(.32)	$16.63	2.37*	$187,092	.09*	1.93*	5*
July 31, 2024	15.51	.63	1.06	1.69	(.64)	—	(.64)	16.56	11.19	176,501.17		4.02	8
July 31, 2023	16.18	1.17	(.65)	.52	(1.19)	—	(1.19)	15.51	3.54	177,575.12		7.54	121[i]
July 31, 2022	17.47	.38	(1.00)	(.62)	(.49)	(.18)	(.67)	16.18	(3.66)	215,711.13		2.28	24
July 31, 2021	17.25	.22	.34	.56	(.30)	(.04)	(.34)	17.47	3.23	263,315	.13[g]	1.25	65
July 31, 2020	17.68	.36	(.27)	.09	(.35)	(.17)	(.52)	17.25	.48	707	.16[g]	2.10	73

The accompanying notes are an integral part of these financial statements.

38
Sustainable Retirement Funds

Financial highlights cont.

Before February 10, 2023, each fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.

*	Not annualized.
**	Unaudited.
Δ	For the period January 4, 2021 (commencement of operations) to July 31, 2021.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	The ratio of net investment income and net investment income per share amounts shown may not correspond with the expected class specific difference due to the timing of income received from the underlying Putnam funds and the timing of subscriptions/redemption to the class.
[c]	Total return does not reflect the effect of sales charges.
[d]	Expense ratios do not include expenses of the underlying funds.
[e]	Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):
	1/31/25	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
2065 Fund
Class A, C, R, R3, R4, R5, R6,Y	4.10%	11.48%	17.30%	41.55%	80.98%	N/A
2060 Fund
Class A, C, R, Y	0.42	1.08	1.43	1.71	2.44	3.32%
Class R3, R4, R5	0.42	1.08	1.43	1.71	1.43	N/A
Class R6	0.42	1.08	1.43	1.71	2.44	3.32
2055 Fund
Class A, C, R, Y	0.36	0.79	0.90	0.88	0.68	0.43
Class R3, R4, R5	0.36	0.79	0.90	0.88	0.53	N/A
Class R6	0.36	0.79	0.90	0.88	0.68	0.43
2050 Fund
Class A, C, R, Y	0.34	0.70	0.77	0.75	0.49	0.16
Class R3, R4, R5	0.34	0.70	0.77	0.75	0.42	N/A
Class R6	0.34	0.70	0.77	0.75	0.49	0.16
2045 Fund
Class A, C, R, Y	0.32	0.66	0.72	0.72	0.45	0.15
Class R3, R4, R5	0.32	0.66	0.72	0.72	0.40	N/A
Class R6	0.32	0.66	0.72	0.72	0.45	0.15
2040 Fund
Class A, C, R, Y	0.30	0.61	0.66	0.66	0.39	0.08
Class R3, R4, R5	0.30	0.61	0.66	0.66	0.36	N/A
Class R6	0.30	0.61	0.66	0.66	0.39	0.08
2035 Fund
Class A, C, R, Y	0.28	0.57	0.62	0.62	0.37	0.09
Class R3, R4, R5	0.28	0.57	0.62	0.62	0.33	N/A
Class R6	0.28	0.57	0.62	0.62	0.37	0.09
2030 Fund
Class A, C, R, Y	0.25	0.51	0.58	0.56	0.33	0.07
Class R3, R4, R5	0.25	0.51	0.58	0.56	0.30	N/A
Class R6	0.25	0.51	0.58	0.56	0.33	0.07
2025 Fund
Class A, C, R, Y	0.24	0.49	0.56	0.56	0.33	0.08
Class R3, R4, R5	0.24	0.49	0.56	0.56	0.30	N/A
Class R6	0.24	0.49	0.56	0.56	0.33	0.08
Maturity Fund
Class A, C, R, Y	0.24	0.49	0.56	0.52	0.33	0.18
Class R3, R4, R5	0.24	0.49	0.56	0.52	0.29	N/A
Class R6	0.24	0.49	0.56	0.52	0.33	0.18

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds
39

Financial highlights cont.

[f]	Amount represents less than $0.01 per share.
[g]	Includes one-time proxy costs which amounted to the following as a percentage of average net assets.
	7/31/21	7/31/20
2060 Fund	0.01%	0.04%
2055 Fund	0.01	0.04
2050 Fund	0.01	0.03
2045 Fund	0.01	0.04
2040 Fund	0.01	0.04
2035 Fund	0.01	0.04
2030 Fund	0.01	0.04
2025 Fund	0.01	0.04
Maturity Fund	0.01	0.04
[h]	Amount represents less than 0.01% of average net assets.
[i]	Reflects a change in the funds investment strategy.

The accompanying notes are an integral part of these financial statements.

40
Sustainable Retirement Funds

Notes to financial statements 1/31/25 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from August 1, 2024 through January 31, 2025. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
ETF	Exchange-traded fund
ESG	Environmental, social and/or corporate governance
Franklin Advisers	Franklin Advisers, Inc., the fund’s and an underlying fund’s investment manager, a direct wholly-owned subsidiary of Franklin Templeton
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton and an affiliate of Putnam Management
FTIML	Franklin Templeton Investment Management Limited
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PanAgora	PanAgora Asset Management, Inc., an affiliate of Franklin Advisers
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an underlying fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Each of the Putnam Sustainable Retirement Funds (collectively the funds) are named:

Putnam Sustainable Retirement 2065 Fund (2065 Fund)	Putnam Sustainable Retirement 2040 Fund (2040 Fund)
Putnam Sustainable Retirement 2060 Fund (2060 Fund)	Putnam Sustainable Retirement 2035 Fund (2035 Fund)
Putnam Sustainable Retirement 2055 Fund (2055 Fund)	Putnam Sustainable Retirement 2030 Fund (2030 Fund)
Putnam Sustainable Retirement 2050 Fund (2050 Fund)	Putnam Sustainable Retirement 2025 Fund (2025 Fund)
Putnam Sustainable Retirement 2045 Fund (2045 Fund)	Putnam Sustainable Retirement Maturity Fund (Maturity Fund)

Each fund is a diversified series of Putnam Target Date Funds, (the Trust), a Massachusetts business trust registered under the 1940 Act, as an open-end investment company.

Each target date fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Each target date fund is one of a series of target date funds that invest primarily in ETFs that focus on investments with positive sustainability or ESG characteristics, referred to as underlying funds. The underlying funds are sponsored by Putnam Management and advised by each fund’s investment manager. Two underlying funds are subadvised by PanAgora. Each target date fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments on or about the funds’ target date. Each target date fund is designed to provide diversification among different asset classes by investing its assets in the underlying funds.

Maturity Fund seeks as high a rate of current income as the fund’s investment manager believes is consistent with preservation of capital. The fund employs an asset allocation strategy designed for investors who are already in retirement or who plan to retire (or otherwise begin withdrawing the invested funds) in the near future. The fund is designed to provide diversification among different asset classes by investing its assets primarily in ETFs that focus on investments with positive sustainability or ESG characteristics, referred to as underlying funds. The underlying funds are sponsored by Putnam Management and advised by each fund’s investment manager. Two underlying funds are subadvised by PanAgora.

Under normal circumstances, the fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. The Investment Manager may not apply ESG or sustainability criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet the applicable ESG or sustainability criteria. Through its investments in underlying funds, the fund makes use of a range of ESG- and sustainability- oriented investment strategies and invests across a variety of asset classes. The ESG or sustainability criteria will differ across the underlying funds. These differences may arise both from differences in the underlying funds’ asset classes (such as the characteristics of non-U.S. versus U.S. issuers, or the structural differences (e.g., position in the capital structure) between equity and fixed-income investments) as well as from different managers’ styles. In implementing an underlying fund’s investment strategy, the portfolio managers of the underlying fund may apply and weigh different ESG criteria differently than the portfolio managers of the other underlying funds. There are also expected to be differences in how the portfolio managers of the underlying funds source ESG-related or sustainability-oriented research (e.g., proprietary versus third-party research) and/or their approach to selecting companies based on ESG or sustainability criteria.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2025. The tenth fund is named Maturity Fund. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide a diversified investment that Franklin Advisers believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of Maturity Fund, which currently is expected to occur during the latter part of the target year, the fund will be merged into Maturity Fund.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a money market mutual fund sponsored by Putnam Management, or in cash or cash equivalents. In addition, the fund also expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. Large positions in Putnam Government Money Market Fund or in cash or cash equivalents may dampen performance and may prevent the fund from achieving its goals. The percentage of a fund invested in Putnam Government Money Market Fund is expected to vary over time and will depend on the level of purchase and redemption activity by fund shareholders.

These financial statements report on each fund, which may invest in the following underlying Putnam funds, which contain additional information about the expenses and investments, which are managed by the following:

Underlying Putnam Fund	Investment manager
Putnam Sustainable Leaders ETF	Putnam Management
Putnam Sustainable Future ETF	Putnam Management
Putnam PanAgora ESG International Equity ETF	Putnam Management
Putnam PanAgora ESG Emerging Markets Equity ETF	Putnam Management
Putnam ESG Core Bond ETF	Franklin Advisers
Putnam ESG High Yield ETF	Franklin Advisers
Putnam ESG Ultra Short ETF	Franklin Advisers
Putnam Government Money Market Fund	Franklin Advisers

Sustainable Retirement Funds
41

Each fund offers the following share classes. The expense for each class of share may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 5.75%/ Up to 4.00% †	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R **	None	None	None
Class R3 **	None	None	None
Class R4 **	None	None	None
Class R5 **	None	None	None
Class R6 **	None	None	None
Class Y **	None	None	None

** Not available to all investors.

† Sales charge 5.75% for all funds except Maturity Fund which is 4.00%. Effective September 5, 2024, the fund converted all of its class B shares into class A shares, and subsequently terminated its class B shares as a fund offering.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of each fund.

Under the Trust’s Amended and Restated Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

Each fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Security Valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

The price of each fund’s shares is based on its net asset value (NAV), which in turn will be generally based on the last sale price or closing price of the underlying Putnam ETFs in which it invests (and in the case of Putnam Government Money Market Fund, based on its NAV), which are classified as Level 1 or Level 2 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820).  The NAVs of the underlying Putnam ETFs are determined based on the policies contained in each underlying Putnam ETF’s financial statements.  The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.  Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years, or life of the fund, if shorter, remain subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At July 31, 2024, the following funds had capital loss carryovers available in the following amounts, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
	Short-term	Long-term	Total
2060 Fund	$205,340	$327,049	$532,389
2055 Fund	384,606	3,679,765	4,064,371
2050 Fund	—	7,849,667	7,849,667
2045 Fund	—	10,682,424	10,682,424
2040 Fund	—	14,228,615	14,228,615
2035 Fund	—	16,326,419	16,326,419
2030 Fund	—	24,830,954	24,830,954
2025 Fund	—	27,808,717	27,808,717
Maturity Fund	—	41,264,395	41,264,395

Pursuant to federal income tax regulations applicable to regulated investment companies, the 2065 Fund has elected to defer certain capital losses of $1,407 recognized during the period between November 1, 2023 and July 31, 2024 to its fiscal year ending July 31, 2025, a portion of which could be subject to limitations imposed by the Code.

42
Sustainable Retirement Funds

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis resulting in gross unrealized appreciation and depreciation, respectively, and net unrealized for each fund are as follows:

	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)	Cost for federal income tax purposes
2065 Fund	$173,214	$(1,671)	$171,543	$767,536
2060 Fund	6,522,091	(264,400)	6,257,691	50,741,997
2055 Fund	19,601,204	(513,333)	19,087,871	112,322,112
2050 Fund	32,190,517	(749,144)	31,441,373	177,470,287
2045 Fund	39,332,450	(1,082,039)	38,250,411	234,942,898
2040 Fund	48,340,408	(1,645,930)	46,694,478	295,951,658
2035 Fund	39,225,638	(2,143,070)	37,082,568	294,888,585
2030 Fund	27,212,629	(3,478,354)	23,734,275	331,993,104
2025 Fund	16,622,430	(3,623,639)	12,998,791	348,920,259
Maturity Fund	15,869,358	(2,669,683)	13,199,675	198,937,004

Distributions to shareholders Each fund normally distributes any net investment income, if any, and any distributions from capital gains, if any, annually, except Maturity Fund, which normally distributes any net investment income monthly and any distributions from capital gains annually, if any. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Each fund pays Franklin Advisers a management fee. The fee for each fund is calculated and paid monthly based on an annual rate and the fund’s average net assets for the month. For Maturity Fund, the annual rate is 0.46%. For each other fund, the annual rate is based on the number of years remaining (determined as of September 30th of each year and applicable through September 30th of the following year) until the date referenced in the fund’s name (the “Target Date”). “Average net assets” means the average of all of the determinations of a fund’s net asset value at the close of business on each business day during each month. The annual rate for each fund for the reporting period were:

2065 Fund	0.55%
2060 Fund	0.54%
2055 Fund	0.53%
2050 Fund	0.52%
2045 Fund	0.51%
2040 Fund	0.50%
2035 Fund	0.49%
2030 Fund	0.48%
2025 Fund	0.47%
Maturity Fund	0.46%

Franklin Advisers has contractually agreed to waive fees and/or reimburse expenses of each fund through at least November 30, 2026 for all the funds (with the exception of 2060 Fund, where the contractual agreement is through November 30, 2033) in an amount equal to the fund’s acquired fund fees and expenses. During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed by the Manager
2065 Fund	$2,792
2060 Fund	137,900
2055 Fund	329,016
2050 Fund	524,489
2045 Fund	673,568
2040 Fund	793,064
2035 Fund	766,939
2030 Fund	732,690
2025 Fund	701,447
Maturity Fund	452,220

Franklin Advisers has also contractually agreed to waive fees and/or reimburse expenses of each class of shares of each fund through at least November 30, 2026 for all funds (with the exception of 2060 Fund, where the contractual agreement is through November 30, 2033) in an amount sufficient to result in total annual fund operating expenses for the following class shares of the fund (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and extraordinary expenses) that equal the following annual rates of the fund’s average net assets.

Annual Rates
A	0.60%
B (ex 2065 Fund)*	0.60%
C	0.60%
R	0.75%
R3	0.75%
R4	0.75%
R5	0.60%
R6	0.50%
Y	0.60%

*Effective September 5, 2024, each fund has terminated its class B shares, if applicable.

During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed by the Manager
2065 Fund	$36,952
2060 Fund	65,987
2055 Fund	91,973
2050 Fund	113,816
2045 Fund	118,285
2040 Fund	118,849
2035 Fund	98,021
2030 Fund	87,427
2025 Fund	74,652
Maturity Fund	43,376

Franklin Advisers retained Putnam Management as a sub-advisor for each fund pursuant to a sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of FTIML, Franklin Advisers (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by FTIML.

Sustainable Retirement Funds
43

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers had engaged the services of PIL, Franklin Advisers (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to each fund and receives fees for investor servicing at the following class specific rates.  During the period, the expenses for each class of shares related to investor servicing fees for each fund were as follows:

		Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y	Total
Maximum %		0.125%	0.125%	0.275%	0.275%	0.275%	0.125%	0.025%	0.125%
2065 Fund		$204	$260	$19	$20	$20	$10	$19	$9	$561
	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y	Total
Maximum %	0.125%	0.125%	0.125%	0.275%	0.275%	0.275%	0.125%	0.025%	0.125%
2060 Fund	$7,496	$3	$188	$30	$88	$228	$9	$220	$21,310	$29,572
2055 Fund	16,373	4	403	143	5,702	711	9	223	52,391	$75,959
2050 Fund	16,829	2	682	238	3,456	429	9	506	96,932	$119,083
2045 Fund	19,723	6	614	75	5,392	1,364	9	412	130,612	$158,207
2040 Fund	19,290	12	570	49	4,804	804	8	229	167,620	$193,386
2035 Fund	21,345	6	771	945	9,436	1,481	8	898	163,524	$198,414
2030 Fund	16,800	2	461	84	8,876	4,013	8	634	179,570	$210,448
2025 Fund	14,400	5	750	993	4,526	1,758	7	293	182,634	$205,366
Maturity Fund	14,354	4	435	764	1,785	193	7	110	114,396	$132,048

Each fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors at an annual rate of up to the following amounts (Maximum%) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved%) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees for each fund were as follows:

		Class A	Class C	Class R	Class R3	Total
Maximum %		0.35%	1.00%	1.00%	0.35%
Approved %		0.25%	1.00%	0.50%	0.25%
2065 Fund		$413	$2,093	$35	$18	$2,559

	Class A	Class B	Class C	Class R	Class R3	Total
Maximum %	0.35%	1.00%	1.00%	1.00%	0.35%
Approved %	0.25%	1.00%	1.00%	0.50%	0.25%
2060 Fund	$15,118	$20	$1,517	$55	$80	$16,790
2055 Fund	33,010	35	3,246	262	5,225	$41,778
2050 Fund	33,931	15	5,499	437	3,166	$43,048
2045 Fund	39,759	50	4,952	137	4,940	$49,838
2040 Fund	38,892	94	4,598	90	4,401	$48,075
2035 Fund	43,030	52	6,214	1,732	8,644	$59,672
2030 Fund	33,862	19	3,712	154	8,134	$45,881
2025 Fund	29,019	43	6,047	1,819	4,146	$41,074

	Class A	Class B	Class C	Class R	Class R3	Total
Maximum %	0.35%	1.00%	1.00%	1.00%	0.35%
Approved %	0.25%	1.00%	1.00%	0.50%	0.25%
Maturity Fund	$28,926	$29	$3,504	$1,400	$1,634	$35,493

44
Sustainable Retirement Funds

For the reporting period, Franklin Distributors, acting as underwriter, received net commissions from the sale of class A shares and received contingent deferred sales charges from redemptions of class B, if applicable, and class C shares, in the following amounts:

		Class A Net commissions	Class C CDSC
2065 Fund		$144	$—

	Class A Net commissions	Class B CDSC	Class C CDSC
2060 Fund	$1,967	$—	$76
2055 Fund	1,991	—	55
2050 Fund	1,768	—	26
2045 Fund	4,645	—	5
2040 Fund	2,274	—	46
2035 Fund	4,582	—	103
2030 Fund	3,454	—	19
2025 Fund	1,228	—	587
Maturity Fund	436	—	143

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Franklin Distributors acting as underwriter, received the following amounts on class A redemptions:

Class A CDSC
2065 Fund	$3
2060 Fund	1
2055 Fund	—
2050 Fund	25
2045 Fund	67
2040 Fund	—
2035 Fund	—
2030 Fund	78
2025 Fund	—
Maturity Fund	—

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam funds, excluding short-term investments in Putnam Government Money Market Fund, were as follows:

	Cost of purchases	Proceeds from sales
2065 Fund	$101,874	$155,403
2060 Fund	19,624,405	4,150,012
2055 Fund	32,848,455	5,843,120
2050 Fund	46,766,725	12,330,915
2045 Fund	62,496,901	15,325,982
2040 Fund	76,376,973	13,052,428
2035 Fund	65,312,121	24,407,493
2030 Fund	81,401,939	23,175,405
2025 Fund	102,903,124	17,828,692
Maturity Fund	18,133,692	11,174,651

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

2065 Fund

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class A	Shares	Amount	Shares	Amount
Shares sold	5,800	$74,772	15,995	$172,171
Shares issued in connection with reinvestment of distributions	979	11,935	240	2,599
	6,779	86,707	16,235	174,770
Shares repurchased	(5,790)	(72,645)	(8,741)	(87,580)
Net increase	989	$14,062	7,494	$87,190
	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class C	Shares	Amount	Shares	Amount
Shares sold	1,324	$16,879	21,724	$229,204
Shares issued in connection with reinvestment of distributions	969	11,729	194	2,089
	2,293	28,608	21,918	231,293
Shares repurchased	(7)	(85)	(15,111)	(160,963)
Net increase	2,286	$28,523	6,807	$70,330
	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	9	98
	—	—	9	98
Shares repurchased	—	—	—	—
Net increase	—	$—	9	$98

Sustainable Retirement Funds
45

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	11	125
	—	—	11	125
Shares repurchased	—	—	—	—
Net increase	—	$—	11	$125
	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R4	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	14	152
	—	—	14	152
Shares repurchased	—	—	—	—
Net increase	—	$—	14	$152
	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R5	Shares	Amount	Shares	Amount
Shares sold	217	$2,804	—	$—
Shares issued in connection with reinvestment of distributions	7	86	16	169
	224	2,890	16	169
Shares repurchased	(8)	(100)	—	—
Net increase	216	$2,790	16	$169
	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	841	$10,749	13,704	$151,958
Shares issued in connection with reinvestment of distributions	406	4,973	376	4,090
	1,247	15,722	14,080	156,048
Shares repurchased	(5,931)	(75,757)	(18,977)	(221,491)
Net decrease	(4,684)	$(60,035)	(4,897)	$(65,443)
	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	124	$1,589	—	$—
Shares issued in connection with reinvestment of distributions	1	10	16	167
	125	1,599	16	167
Shares repurchased	—	—	—	—
Net increase	125	$1,599	16	$167

2060 Fund

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class A	Shares	Amount	Shares	Amount
Shares sold	525,330	$7,469,485	571,820	$7,534,622
Shares issued in connection with reinvestment of distributions	9,250	128,854	1,702	20,659
	534,580	7,598,339	573,522	7,555,281
Shares repurchased	(63,443)	(903,467)	(53,985)	(682,408)
Net increase	471,137	$6,694,872	519,537	$6,872,873

	SIX MONTHS ENDED 1/31/25 *		YEAR ENDED 7/31/24
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	9	113
	—	—	9	113
Shares repurchased	(1,484)	(20,329)	—	—
Net increase (decrease)	(1,484)	$(20,329)	9	$113

46
Sustainable Retirement Funds

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class C	Shares	Amount	Shares	Amount
Shares sold	933	$12,982	2,969	$35,283
Shares issued in connection with reinvestment of distributions	—	—	204	2,436
	933	12,982	3,173	37,719
Shares repurchased	(3,828)	(54,466)	(9,433)	(112,912)
Net decrease	(2,895)	$(41,484)	(6,260)	$(75,193)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	14	170
	—	—	14	170
Shares repurchased	—	—	—	—
Net increase	—	$—	14	$170

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R3	Shares	Amount	Shares	Amount
Shares sold	1,500	$21,368	1,978	$24,623
Shares issued in connection with reinvestment of distributions	9	122	66	804
	1,509	21,490	2,044	25,427
Shares repurchased	(3,260)	(46,962)	(857)	(11,292)
Net increase (decrease)	(1,751)	$(25,472)	1,187	$14,135

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R4	Shares	Amount	Shares	Amount
Shares sold	2,487	$35,715	4,266	$53,407
Shares issued in connection with reinvestment of distributions	110	1,541	118	1,447
	2,597	37,256	4,384	54,854
Shares repurchased	(42)	(605)	(966)	(12,095)
Net increase	2,555	$36,651	3,418	$42,759

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	15	182
	—	—	15	182
Shares repurchased	—	—	—	—
Net increase	—	$—	15	$182

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	14,283	$205,914	103,502	$1,362,461
Shares issued in connection with reinvestment of distributions	1,473	20,693	2,576	31,501
	15,756	226,607	106,078	1,393,962
Shares repurchased	(41,301)	(594,381)	(128,828)	(1,684,277)
Net decrease	(25,545)	$(367,774)	(22,750)	$(290,315)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,123,977	$16,118,746	1,844,256	$22,905,438
Shares issued in connection with reinvestment of distributions	28,274	395,557	20,860	254,071
	1,152,251	16,514,303	1,865,116	23,159,509
Shares repurchased	(541,689)	(7,741,027)	(885,340)	(10,716,255)
Net increase	610,562	$8,773,276	979,776	$12,443,254
* Effective September 5, 2024, the fund has terminated its class B shares.

Sustainable Retirement Funds
47

2055 Fund

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class A	Shares	Amount	Shares	Amount
Shares sold	965,225	$13,129,616	1,095,145	$13,722,925
Shares issued in connection with reinvestment of distributions	23,093	307,138	8,002	93,306
	988,318	13,436,754	1,103,147	13,816,231
Shares repurchased	(192,482)	(2,630,022)	(127,358)	(1,594,590)
Net increase	795,836	$10,806,732	975,789	$12,221,641

	SIX MONTHS ENDED 1/31/25 *		YEAR ENDED 7/31/24
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	19	221
	—	—	19	221
Shares repurchased	(2,772)	(36,298)	(1,686)	(19,726)
Net decrease	(2,772)	$(36,298)	(1,667)	$(19,505)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class C	Shares	Amount	Shares	Amount
Shares sold	2,019	$26,182	7,592	$87,293
Shares issued in connection with reinvestment of distributions	53	686	362	4,078
	2,072	26,868	7,954	91,371
Shares repurchased	(7,238)	(95,556)	(16,571)	(185,836)
Net decrease	(5,166)	$(68,688)	(8,617)	$(94,465)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R	Shares	Amount	Shares	Amount
Shares sold	1,263	$17,689	2,932	$35,939
Shares issued in connection with reinvestment of distributions	9	129	82	988
	1,272	17,818	3,014	36,927
Shares repurchased	(4,677)	(66,547)	(84)	(1,075)
Net increase (decrease)	(3,405)	$(48,729)	2,930	$35,852

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R3	Shares	Amount	Shares	Amount
Shares sold	44,490	$615,811	79,763	$952,432
Shares issued in connection with reinvestment of distributions	2,621	35,203	3,259	38,328
	47,111	651,014	83,022	990,760
Shares repurchased	(18,686)	(258,768)	(57,885)	(683,222)
Net increase	28,425	$392,246	25,137	$307,538

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R4	Shares	Amount	Shares	Amount
Shares sold	1,959	$26,919	4,109	$49,446
Shares issued in connection with reinvestment of distributions	386	5,187	523	6,159
	2,345	32,106	4,632	55,605
Shares repurchased	(379)	(5,169)	(1,777)	(22,785)
Net increase	1,966	$26,937	2,855	$32,820

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	17	189
	—	—	17	189
Shares repurchased	—	—	—	—
Net increase	—	$—	17	$189

48
Sustainable Retirement Funds

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	10,227	$141,334	50,822	$628,784
Shares issued in connection with reinvestment of distributions	1,756	23,633	3,812	44,911
	11,983	164,967	54,634	673,695
Shares repurchased	(98,674)	(1,357,279)	(142,564)	(1,768,156)
Net decrease	(86,691)	$(1,192,312)	(87,930)	$(1,094,461)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,083,794	$28,813,357	3,154,487	$38,283,634
Shares issued in connection with reinvestment of distributions	78,343	1,056,853	70,496	832,560
	2,162,137	29,870,210	3,224,983	39,116,194
Shares repurchased	(923,609)	(12,748,711)	(1,363,075)	(16,478,856)
Net increase	1,238,528	$17,121,499	1,861,908	$22,637,338
* Effective September 5, 2024, the fund has terminated its class B shares.

2050 Fund

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class A	Shares	Amount	Shares	Amount
Shares sold	493,800	$10,618,909	696,207	$13,946,698
Shares issued in connection with reinvestment of distributions	17,357	364,673	6,872	127,339
	511,157	10,983,582	703,079	14,074,037
Shares repurchased	(84,473)	(1,821,118)	(101,235)	(2,020,275)
Net increase	426,684	$9,162,464	601,844	$12,053,762

	SIX MONTHS ENDED 1/31/25 *		YEAR ENDED 7/31/24
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	13	233
	—	—	13	233
Shares repurchased	(818)	(16,808)	(4,064)	(76,814)
Net decrease	(818)	$(16,808)	(4,051)	$(76,581)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class C	Shares	Amount	Shares	Amount
Shares sold	2,966	$60,313	8,008	$140,901
Shares issued in connection with reinvestment of distributions	194	3,886	594	10,461
	3,160	64,199	8,602	151,362
Shares repurchased	(5,111)	(103,491)	(15,559)	(288,617)
Net decrease	(1,951)	$(39,292)	(6,957)	$(137,255)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R	Shares	Amount	Shares	Amount
Shares sold	4,960	$106,777	2,847	$53,770
Shares issued in connection with reinvestment of distributions	119	2,434	23	411
	5,079	109,211	2,870	54,181
Shares repurchased	(380)	(8,106)	(5,265)	(90,146)
Net increase (decrease)	4,699	$101,105	(2,395)	$(35,965)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R3	Shares	Amount	Shares	Amount
Shares sold	9,940	$213,036	22,016	$419,509
Shares issued in connection with reinvestment of distributions	1,162	24,349	1,464	27,025
	11,102	237,385	23,480	446,534
Shares repurchased	(12,323)	(266,051)	(11,173)	(199,141)
Net increase (decrease)	(1,221)	$(28,666)	12,307	$247,393

Sustainable Retirement Funds
49

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R4	Shares	Amount	Shares	Amount
Shares sold	3,343	$71,690	4,416	$83,370
Shares issued in connection with reinvestment of distributions	191	3,993	200	3,690
	3,534	75,683	4,616	87,060
Shares repurchased	(71)	(1,520)	(6,022)	(107,266)
Net increase (decrease)	3,463	$74,163	(1,406)	$(20,206)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	11	205
	—	—	11	205
Shares repurchased	—	—	—	—
Net increase	—	$—	11	$205

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	8,090	$174,246	46,199	$886,514
Shares issued in connection with reinvestment of distributions	2,962	62,082	5,301	97,859
	11,052	236,328	51,500	984,373
Shares repurchased	(181,392)	(3,876,998)	(140,134)	(2,729,593)
Net decrease	(170,340)	$(3,640,670)	(88,634)	$(1,745,220)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,141,421	$46,000,977	3,240,888	$61,299,101
Shares issued in connection with reinvestment of distributions	108,008	2,261,681	97,606	1,800,828
	2,249,429	48,262,658	3,338,494	63,099,929
Shares repurchased	(888,554)	(19,108,279)	(1,671,315)	(31,762,505)
Net increase	1,360,875	$29,154,379	1,667,179	$31,337,424
* Effective September 5, 2024, the fund has terminated its class B shares.

2045 Fund

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class A	Shares	Amount	Shares	Amount
Shares sold	438,063	$9,748,664	685,958	$14,283,675
Shares issued in connection with reinvestment of distributions	27,869	603,920	14,188	274,256
	465,932	10,352,584	700,146	14,557,931
Shares repurchased	(116,508)	(2,559,924)	(133,071)	(2,687,595)
Net increase	349,424	$7,792,660	567,075	$11,870,336

	SIX MONTHS ENDED 1/31/25 *		YEAR ENDED 7/31/24
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	218	3,547
	—	—	218	3,547
Shares repurchased	(2,922)	(53,337)	(14,518)	(249,125)
Net decrease	(2,922)	$(53,337)	(14,300)	$(245,578)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class C	Shares	Amount	Shares	Amount
Shares sold	1,674	$31,064	7,708	$128,895
Shares issued in connection with reinvestment of distributions	742	13,441	1,087	17,613
	2,416	44,505	8,795	146,508
Shares repurchased	(2,561)	(47,506)	(11,226)	(186,544)
Net decrease	(145)	$(3,001)	(2,431)	$(40,036)

50
Sustainable Retirement Funds

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R	Shares	Amount	Shares	Amount
Shares sold	1,165	$28,246	1,098	$22,817
Shares issued in connection with reinvestment of distributions	4	103	69	1,413
	1,169	28,349	1,167	24,230
Shares repurchased	(4,168)	(100,461)	(46)	(1,041)
Net increase (decrease)	(2,999)	$(72,112)	1,121	$23,189

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R3	Shares	Amount	Shares	Amount
Shares sold	11,879	$352,906	28,785	$756,535
Shares issued in connection with reinvestment of distributions	1,441	41,951	1,651	42,626
	13,320	394,857	30,436	799,161
Shares repurchased	(15,836)	(466,644)	(12,889)	(330,571)
Net increase (decrease)	(2,516)	$(71,787)	17,547	$468,590

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R4	Shares	Amount	Shares	Amount
Shares sold	2,454	$73,436	4,170	$110,611
Shares issued in connection with reinvestment of distributions	450	13,109	498	12,836
	2,904	86,545	4,668	123,447
Shares repurchased	(1,468)	(44,117)	(2,532)	(66,423)
Net increase	1,436	$42,428	2,136	$57,024

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	8	203
	—	—	8	203
Shares repurchased	—	—	—	—
Net increase	—	$—	8	$203

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	2,952	$88,230	19,204	$513,442
Shares issued in connection with reinvestment of distributions	1,805	52,589	3,600	92,904
	4,757	140,819	22,804	606,346
Shares repurchased	(108,571)	(3,229,920)	(104,136)	(2,798,423)
Net decrease	(103,814)	$(3,089,101)	(81,332)	$(2,192,077)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,334,284	$69,569,705	2,963,371	$78,594,484
Shares issued in connection with reinvestment of distributions	109,747	3,195,832	89,534	2,311,767
	2,444,031	72,765,537	3,052,905	80,906,251
Shares repurchased	(987,350)	(29,444,056)	(1,521,760)	(39,990,406)
Net increase	1,456,681	$43,321,481	1,531,145	$40,915,845
* Effective September 5, 2024, the fund has terminated its class B shares.
2040 Fund

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class A	Shares	Amount	Shares	Amount
Shares sold	508,092	$11,942,634	393,593	$8,661,279
Shares issued in connection with reinvestment of distributions	28,642	654,765	18,473	380,733
	536,734	12,597,399	412,066	9,042,012
Shares repurchased	(129,226)	(3,046,271)	(135,287)	(2,873,227)
Net increase	407,508	$9,551,128	276,779	$6,168,785

Sustainable Retirement Funds
51

	SIX MONTHS ENDED 1/31/25 *		YEAR ENDED 7/31/24
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	92	1,630
	—	—	92	1,630
Shares repurchased	(4,961)	(98,437)	(12,322)	(209,132)
Net decrease	(4,961)	$(98,437)	(12,230)	$(207,502)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class C	Shares	Amount	Shares	Amount
Shares sold	2,919	$56,325	8,375	$146,723
Shares issued in connection with reinvestment of distributions	773	14,568	1,026	17,497
	3,692	70,893	9,401	164,220
Shares repurchased	(2,541)	(48,539)	(14,863)	(262,979)
Net increase (decrease)	1,151	$22,354	(5,462)	$(98,759)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R	Shares	Amount	Shares	Amount
Shares sold	122	$3,017	915	$20,192
Shares issued in connection with reinvestment of distributions	—	—	141	3,098
	122	3,017	1,056	23,290
Shares repurchased	(3,590)	(91,257)	(4,998)	(112,590)
Net decrease	(3,468)	$(88,240)	(3,942)	$(89,300)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R3	Shares	Amount	Shares	Amount
Shares sold	8,353	$249,244	19,886	$530,415
Shares issued in connection with reinvestment of distributions	1,479	43,308	1,565	41,092
	9,832	292,552	21,451	571,507
Shares repurchased	(10,713)	(322,433)	(27,234)	(683,634)
Net decrease	(881)	$(29,881)	(5,783)	$(112,127)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R4	Shares	Amount	Shares	Amount
Shares sold	4,182	$126,310	3,895	$103,355
Shares issued in connection with reinvestment of distributions	332	9,711	328	8,622
	4,514	136,021	4,223	111,977
Shares repurchased	(171)	(4,973)	(16,104)	(409,127)
Net increase (decrease)	4,343	$131,048	(11,881)	$(297,150)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	9	218
	—	—	9	218
Shares repurchased	—	—	—	—
Net increase	—	$—	9	$218

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	4,911	$148,681	49,602	$1,284,313
Shares issued in connection with reinvestment of distributions	1,117	32,707	7,004	183,707
	6,028	181,388	56,606	1,468,020
Shares repurchased	(41,919)	(1,250,980)	(312,502)	(8,684,141)
Net decrease	(35,891)	$(1,069,592)	(255,896)	$(7,216,121)

52
Sustainable Retirement Funds

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,622,702	$78,568,859	3,319,416	$89,000,972
Shares issued in connection with reinvestment of distributions	160,895	4,696,537	139,150	3,640,165
	2,783,597	83,265,396	3,458,566	92,641,137
Shares repurchased	(944,802)	(28,255,462)	(2,176,003)	(57,874,692)
Net increase	1,838,795	$55,009,934	1,282,563	$34,766,445
* Effective September 5, 2024, the fund has terminated its class B shares.

2035 Fund

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class A	Shares	Amount	Shares	Amount
Shares sold	432,996	$10,048,236	367,327	$7,995,211
Shares issued in connection with reinvestment of distributions	35,979	809,886	26,237	541,006
	468,975	10,858,122	393,564	8,536,217
Shares repurchased	(101,865)	(2,361,867)	(164,963)	(3,506,871)
Net increase (decrease)	367,110	$8,496,255	228,601	$5,029,346

	SIX MONTHS ENDED 1/31/25 *		YEAR ENDED 7/31/24
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	136	2,461
	—	—	136	2,461
Shares repurchased	(2,796)	(55,870)	(6,346)	(117,543)
Net decrease	(2,796)	$(55,870)	(6,210)	$(115,082)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class C	Shares	Amount	Shares	Amount
Shares sold	4,188	$82,788	10,276	$184,084
Shares issued in connection with reinvestment of distributions	1,163	22,438	1,389	24,637
	5,351	105,226	11,665	208,721
Shares repurchased	(6,359)	(126,947)	(18,050)	(323,522)
Net decrease	(1,008)	$(21,721)	(6,385)	$(114,801)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R	Shares	Amount	Shares	Amount
Shares sold	3,884	$86,050	1,213	$23,825
Shares issued in connection with reinvestment of distributions	722	15,247	659	12,770
	4,606	101,297	1,872	36,595
Shares repurchased	(266)	(5,915)	(797)	(14,978)
Net increase (decrease)	4,340	$95,382	1,075	$21,617

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R3	Shares	Amount	Shares	Amount
Shares sold	13,127	$381,543	34,367	$905,183
Shares issued in connection with reinvestment of distributions	3,670	104,449	3,832	99,333
	16,797	485,992	38,199	1,004,516
Shares repurchased	(11,296)	(335,825)	(22,305)	(575,354)
Net increase (decrease)	5,501	$150,167	15,894	$429,162

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R4	Shares	Amount	Shares	Amount
Shares sold	5,363	$157,822	7,223	191,225
Shares issued in connection with reinvestment of distributions	713	20,267	627	16,234
	6,076	178,089	7,850	207,459
Shares repurchased	(2,470)	(72,108)	(9,668)	(242,967)
Net increase (decrease)	3,606	$105,981	(1,818)	$(35,508)

Sustainable Retirement Funds
53

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	10	236
	—	—	10	236
Shares repurchased	—	—	—	—
Net increase	—	$—	10	$236

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	9,231	$270,897	12,729	$327,188
Shares issued in connection with reinvestment of distributions	5,543	157,641	10,246	265,365
	14,774	428,538	22,975	592,553
Shares repurchased	(233,812)	(6,757,714)	(226,552)	(6,175,329)
Net decrease	(219,038)	$(6,329,176)	(203,577)	$(5,582,776)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,648,080	$77,237,477	4,220,973	$111,413,295
Shares issued in connection with reinvestment of distributions	185,028	5,256,654	147,530	3,816,611
	2,833,108	82,494,131	4,368,503	115,229,906
Shares repurchased	(1,407,790)	(41,122,313)	(2,450,041)	(64,290,352)
Net increase (decrease)	1,425,318	$41,371,818	1,918,462	$50,939,554
* Effective September 5, 2024, the fund has terminated its class B shares.

2030 Fund

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class A	Shares	Amount	Shares	Amount
Shares sold	266,337	$5,693,120	179,348	$3,608,031
Shares issued in connection with reinvestment of distributions	36,584	756,188	35,404	690,737
	302,921	6,449,308	214,752	4,298,768
Shares repurchased	(167,409)	(3,580,524)	(220,583)	(4,400,808)
Net increase (decrease)	135,512	$2,868,784	(5,831)	$(102,040)

	SIX MONTHS ENDED 1/31/25 *		YEAR ENDED 7/31/24
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	30	555
	—	—	30	555
Shares repurchased	(1,085)	(21,587)	(3,145)	(56,637)
Net decrease	(1,085)	$(21,587)	(3,115)	$(56,082)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class C	Shares	Amount	Shares	Amount
Shares sold	2,513	$48,348	3,756	$67,139
Shares issued in connection with reinvestment of distributions	838	15,739	1,152	20,463
	3,351	64,087	4,908	87,602
Shares repurchased	(5,019)	(96,575)	(9,698)	(176,525)
Net decrease	(1,668)	$(32,488)	(4,790)	$(88,923)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R	Shares	Amount	Shares	Amount
Shares sold	202	$3,921	628	$11,187
Shares issued in connection with reinvestment of distributions	42	802	742	13,200
	244	4,723	1,370	24,387
Shares repurchased	(17)	(340)	(22,463)	(416,019)
Net increase (decrease)	227	$4,383	(21,093)	$(391,632)

54
Sustainable Retirement Funds

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R3	Shares	Amount	Shares	Amount
Shares sold	28,343	$737,939	28,613	$677,531
Shares issued in connection with reinvestment of distributions	5,428	135,856	5,931	139,317
	33,771	873,795	34,544	816,848
Shares repurchased	(38,783)	(998,003)	(37,756)	(870,479)
Net decrease	(5,012)	$(124,208)	(3,212)	$(53,631)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R4	Shares	Amount	Shares	Amount
Shares sold	5,819	$151,816	5,168	$122,011
Shares issued in connection with reinvestment of distributions	2,629	65,803	2,787	65,434
	8,448	217,619	7,955	187,445
Shares repurchased	(9,004)	(232,465)	(24,529)	(543,554)
Net decrease	(556)	$(14,846)	(16,574)	$(356,109)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	12	293
	—	—	12	293
Shares repurchased	—	—	—	—
Net increase	—	$—	12	$293

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	2,741	$71,261	19,697	$456,612
Shares issued in connection with reinvestment of distributions	5,517	138,095	14,318	336,190
	8,258	209,356	34,015	792,802
Shares repurchased	(182,184)	(4,608,641)	(351,745)	(8,455,894)
Net decrease	(173,926)	$(4,399,285)	(317,730)	$(7,663,092)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	3,500,779	$90,078,157	4,717,828	$112,150,414
Shares issued in connection with reinvestment of distributions	302,714	7,555,747	232,999	5,459,175
	3,803,493	97,633,904	4,950,827	117,609,589
Shares repurchased	(1,329,589)	(34,218,851)	(3,399,837)	(80,203,856)
Net increase	2,473,904	$63,415,053	1,550,990	$37,405,733
* Effective September 5, 2024, the fund has terminated its class B shares.

2025 Fund

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class A	Shares	Amount	Shares	Amount
Shares sold	36,258	$758,709	68,978	$1,332,830
Shares issued in connection with reinvestment of distributions	27,565	558,741	36,036	698,014
	63,823	1,317,450	105,014	2,030,844
Shares repurchased	(100,541)	(2,108,726)	(207,137)	(4,014,201)
Net decrease	(36,718)	$(791,276)	(102,123)	$(1,983,357)

	SIX MONTHS ENDED 1/31/25 *		YEAR ENDED 7/31/24
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	114	2,024
	—	—	114	2,024
Shares repurchased	(2,369)	(45,051)	(4,488)	(79,271)
Net decrease	(2,369)	$(45,051)	(4,374)	$(77,247)

Sustainable Retirement Funds
55

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class C	Shares	Amount	Shares	Amount
Shares sold	18,303	$343,459	3,334	$57,691
Shares issued in connection with reinvestment of distributions	1,568	28,271	1,666	28,848
	19,871	371,730	5,000	86,539
Shares repurchased	(8,334)	(154,551)	(18,863)	(327,109)
Net increase (decrease)	11,537	$217,179	(13,863)	$(240,570)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R	Shares	Amount	Shares	Amount
Shares sold	1,319	$25,040	3,327	$59,385
Shares issued in connection with reinvestment of distributions	965	17,791	1,046	18,486
	2,284	42,831	4,373	77,871
Shares repurchased	(5)	(84)	(5)	(83)
Net increase	2,279	$42,747	4,368	$77,788

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R3	Shares	Amount	Shares	Amount
Shares sold	11,648	$242,371	23,151	$448,740
Shares issued in connection with reinvestment of distributions	3,737	75,636	5,331	103,146
	15,385	318,007	28,482	551,886
Shares repurchased	(12,144)	(257,268)	(60,630)	(1,181,968)
Net increase (decrease)	3,241	$60,739	(32,148)	$(630,082)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R4	Shares	Amount	Shares	Amount
Shares sold	2,268	$47,231	4,867	$94,514
Shares issued in connection with reinvestment of distributions	1,672	33,788	1,971	38,058
	3,940	81,019	6,838	132,572
Shares repurchased	(3,692)	(76,027)	(10,733)	(206,166)
Net increase (decrease)	248	$4,992	(3,895)	$(73,594)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R5	Shares	Amount	Shares	Amount
Shares sold	1	$42	—	$—
Shares issued in connection with reinvestment of distributions	—	—	19	349
	1	42	19	349
Shares repurchased	—**	(8)	—	—
Net increase	1	$34	19	$349

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	7,735	$162,295	12,707	$249,096
Shares issued in connection with reinvestment of distributions	3,464	69,974	10,157	196,123
	11,199	232,269	22,864	445,219
Shares repurchased	(122,345)	(2,500,949)	(223,701)	(4,382,426)
Net decrease	(111,146)	$(2,268,680)	(200,837)	$(3,937,207)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	6,290,975	$130,854,142	7,918,757	$154,178,833
Shares issued in connection with reinvestment of distributions	445,869	8,988,712	307,940	5,937,090
	6,736,844	139,842,854	8,226,697	160,115,923
Shares repurchased	(2,376,711)	(49,222,699)	(5,275,703)	(101,658,829)
Net increase	4,360,133	$90,620,155	2,950,994	$58,457,094
* Effective September 5, 2024, the fund has terminated its class B shares.
**Amount represents less than 1 share.

56
Sustainable Retirement Funds

Maturity Fund

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class A	Shares	Amount	Shares	Amount
Shares sold	10,303	$171,898	39,459	$621,936
Shares issued in connection with reinvestment of distributions	24,543	408,013	56,377	886,333
	34,846	579,911	95,836	1,508,269
Shares repurchased	(132,769)	(2,203,848)	(199,800)	(3,169,170)
Net decrease	(97,923)	$(1,623,937)	(103,964)	$(1,660,901)

	SIX MONTHS ENDED 1/31/25 *		YEAR ENDED 7/31/24
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	4	57	101	1,529
	4	57	101	1,529
Shares repurchased	(1,974)	(31,868)	(3,163)	(47,516)
Net decrease	(1,970)	$(31,811)	(3,062)	$(45,987)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class C	Shares	Amount	Shares	Amount
Shares sold	324	$5,250	4,529	$66,661
Shares issued in connection with reinvestment of distributions	583	9,427	1,740	26,620
	907	14,677	6,269	93,281
Shares repurchased	(18,263)	(293,984)	(16,022)	(244,819)
Net decrease	(17,356)	$(279,307)	(9,753)	$(151,538)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R	Shares	Amount	Shares	Amount
Shares sold	152	$2,524	829	$13,002
Shares issued in connection with reinvestment of distributions	537	8,913	1,222	19,204
	689	11,437	2,051	32,206
Shares repurchased	(4,825)	(81,323)	(128)	(2,031)
Net increase (decrease)	(4,136)	$(69,886)	1,923	$30,175

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R3	Shares	Amount	Shares	Amount
Shares sold	6,052	$101,519	11,155	$176,403
Shares issued in connection with reinvestment of distributions	1,332	22,232	3,462	54,671
	7,384	123,751	14,617	231,074
Shares repurchased	(16,929)	(285,112)	(30,295)	(485,273)
Net decrease	(9,545)	$(161,361)	(15,678)	$(254,199)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R4	Shares	Amount	Shares	Amount
Shares sold	11,800	$196,138	845	$13,206
Shares issued in connection with reinvestment of distributions	152	2,539	349	5,500
	11,952	198,677	1,194	18,706
Shares repurchased	(290)	(4,768)	(4,079)	(62,946)
Net increase (decrease)	11,662	$193,909	(2,885)	$(44,240)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	15	236
	—	—	15	236
Shares repurchased	—	—	—	—
Net increase	—	$—	15	$236

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57

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	8,985	$151,800	4,353	$70,008
Shares issued in connection with reinvestment of distributions	993	16,586	3,703	58,223
	9,978	168,386	8,056	128,231
Shares repurchased	(45,454)	(754,672)	(56,499)	(903,061)
Net decrease	(35,476)	$(586,286)	(48,443)	$(774,830)

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,305,565	$21,817,537	969,127	$15,421,157
Shares issued in connection with reinvestment of distributions	212,182	3,543,171	439,570	6,939,429
	1,517,747	25,360,708	1,408,697	22,360,586
Shares repurchased	(921,453)	(15,388,343)	(2,200,804)	(34,593,561)
Net increase (decrease)	596,294	$9,972,365	(792,107)	$(12,232,975)
* Effective September 5, 2024, the fund has terminated its class B shares.

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

	Shares owned	Percentage of shares outstanding	Fair value at the end of the reporting period
2065 Fund class C	1,103	3.18%	$13,887
2065 Fund class R	1,104	100.00	14,059
2065 Fund class R3	1,112	100.00	14,168
2065 Fund class R4	1,120	100.00	14,279
2065 Fund class R5	1,125	83.89	14,344
2065 Fund class R6	1,128	13.05	14,382
2065 Fund class Y	1,125	90.00	14,344
2060 Fund class R	1,519	100.00	22,193
2060 Fund class R3	992	22.35	14,503
2060 Fund class R4	999	7.74	14,565
2060 Fund class R5	1,002	100.00	14,633
2055 Fund class R4	1,024	2.64	14,295
2055 Fund class R5	1,029	100.00	14,370
2050 Fund class R4	645	4.01	14,009
2050 Fund class R5	648	100.00	14,083
2045 Fund class R5	458	100.00	13,803
2040 Fund class R5	445	100.00	13,419
2035 Fund class R5	441	100.00	12,872
2030 Fund class R5	470	100.00	11,992
2025 Fund class R5	555	99.82	11,378
Maturity Fund class R5	668	100.00	11,109

At the close of the reporting period, the following funds had shareholders of record that owned the following percentages of the outstanding shares of the fund.

2065 Fund	18.6%, 15.5%, 12.5%, 5.9%

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Sustainable Retirement Funds

Note 5: Transactions with affiliated issuers

Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the outstanding voting securities, were as follows:

2065 Fund
Affiliates	Fair value as of 7/31/24	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 1/31/25	Fair value as of 1/31/25
Putnam PanAgora ESG Emerging Markets Equity ETF	$47,518	$13,237	$9,726	$774	$765	$906	$(2,481)	2,328	$49,454
Putnam PanAgora ESG International Equity ETF	174,047	30,786	30,468	5,013	2,976	4,083	(11,392)	7,287	167,056
Putnam Sustainable Future ETF	224,712	18,868	33,679	72	—	9,948	10,126	8,655	229,975
Putnam Sustainable Leaders ETF	458,380	34,631	71,495	1,794	—	23,741	4,791	13,076	450,048
Putnam ESG Core Bond ETF	31,729	3,068	8,038	638	—	14	(666)	544	26,107
Putnam ESG High Yield ETF	10,474	930	1,441	347	—	48	(1)	195	10,010
Putnam ESG Ultra Short ETF	1,923	354	556	49	—	3	(1)	34	1,723
Putnam Government Money Market Fund Class G *	4,175	35,099	34,568	58	—	—	—	4,706	4,706
Totals	$952,958	$136,973	$189,971	$8,745	$3,741	$38,743	$376		$939,079

2060 Fund
Affiliates	Fair value as of 7/31/24	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 1/31/25	Fair value as of 1/31/25
Putnam PanAgora ESG Emerging Markets Equity ETF	$1,937,200	$1,343,808	$227,858	$41,581	$41,097	$27,885	$(118,869)	139,442	$2,962,166
Putnam PanAgora ESG International Equity ETF	7,084,712	3,895,190	724,170	267,035	158,532	116,974	(480,757)	431,488	9,891,949
Putnam Sustainable Future ETF	9,094,627	4,234,073	835,557	3,777	—	230,917	772,351	507,930	13,496,411
Putnam Sustainable Leaders ETF	18,583,701	8,632,695	1,802,827	92,970	—	576,954	743,237	776,740	26,733,760
Putnam ESG Core Bond ETF	2,086,456	1,056,526	444,995	51,738	—	6,887	(66,240)	54,983	2,638,634
Putnam ESG High Yield ETF	677,210	375,742	57,697	28,372	—	1,826	(451)	19,415	996,630
Putnam ESG Ultra Short ETF	87,943	86,371	56,908	2,776	—	174	(76)	2,319	117,504
Putnam Government Money Market Fund Class G *	126,641	4,312,658	4,276,665	3,399	—	—	—	162,634	162,634
Totals	$39,678,490	$23,937,063	$8,426,677	$491,648	$199,629	$961,617	$849,195		$56,999,688

2055 Fund
Affiliates	Fair value as of 7/31/24	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 1/31/25	Fair value as of 1/31/25
Putnam PanAgora ESG Emerging Markets Equity ETF	$4,583,110	$2,387,551	$324,757	$92,669	$91,589	$42,238	$(245,013)	303,306	$6,443,129
Putnam PanAgora ESG International Equity ETF	16,946,293	6,443,041	921,606	597,316	354,614	157,749	(992,616)	943,628	21,632,861
Putnam Sustainable Future ETF	21,827,562	6,305,388	903,021	8,471	—	251,697	2,056,683	1,111,658	29,538,309
Putnam Sustainable Leaders ETF	44,487,849	13,623,125	2,018,145	214,338	—	648,782	2,461,307	1,720,120	59,202,918
Putnam ESG Core Bond ETF	8,800,522	2,947,659	1,493,772	208,991	—	(20,246)	(221,721)	208,636	10,012,442
Putnam ESG High Yield ETF	2,913,630	1,006,064	96,345	115,049	—	2,862	5,079	74,636	3,831,290
Putnam ESG Ultra Short ETF	208,826	135,627	85,474	6,490	—	331	(133)	5,115	259,177
Putnam Government Money Market Fund Class G *	488,972	9,554,461	9,553,576	8,311	—	—	—	489,857	489,857
Totals	$100,256,764	$42,402,916	$15,396,696	$1,251,635	$446,203	$1,083,413	$3,063,586		$131,409,983

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59

2050 Fund
Affiliates	Fair value as of 7/31/24	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 1/31/25	Fair value as of 1/31/25
Putnam PanAgora ESG Emerging Markets Equity ETF	$7,168,848	$3,161,266	$597,246	$139,334	$137,710	$72,751	$(372,899)	444,039	$9,432,720
Putnam PanAgora ESG International Equity ETF	26,678,192	8,542,855	1,629,048	907,694	538,880	256,345	(1,518,012)	1,410,253	32,330,332
Putnam Sustainable Future ETF	34,419,018	8,271,365	1,773,500	12,815	—	508,727	3,010,247	1,672,319	44,435,857
Putnam Sustainable Leaders ETF	70,404,940	19,164,649	4,531,000	333,667	—	1,471,888	3,361,440	2,611,197	89,871,917
Putnam ESG Core Bond ETF	20,851,416	5,232,181	3,582,220	473,092	—	(60,572)	(458,218)	458,066	21,982,587
Putnam ESG High Yield ETF	6,903,572	1,783,555	176,608	258,451	—	6,011	19,687	166,291	8,536,217
Putnam ESG Ultra Short ETF	852,408	610,854	41,293	24,841	—	154	1,451	28,095	1,423,574
Putnam Government Money Market Fund Class G *	525,003	12,520,171	12,146,718	13,536	—	—	—	898,456	898,456
Totals	$167,803,397	$59,286,896	$24,477,633	$2,163,430	$676,590	$2,255,304	$4,043,696		$208,911,660

2045 Fund
Affiliates	Fair value as of 7/31/24	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 1/31/25	Fair value as of 1/31/25
Putnam PanAgora ESG Emerging Markets Equity ETF	$8,444,285	$3,616,397	$659,403	$164,262	$162,348	$84,184	$(443,904)	519,774	$11,041,559
Putnam PanAgora ESG International Equity ETF	32,489,876	10,796,779	2,049,014	1,099,706	652,873	346,077	(1,881,559)	1,731,813	39,702,159
Putnam Sustainable Future ETF	41,989,566	10,397,915	2,068,259	15,761	—	586,258	3,768,949	2,057,642	54,674,429
Putnam Sustainable Leaders ETF	86,033,881	24,633,324	4,661,187	411,559	—	1,509,227	4,513,608	3,254,959	112,028,853
Putnam ESG Core Bond ETF	33,764,825	8,753,602	5,382,294	777,144	—	(91,897)	(767,923)	755,914	36,276,313
Putnam ESG High Yield ETF	10,740,740	2,708,364	411,240	404,778	—	12,285	25,291	254,718	13,075,440
Putnam ESG Ultra Short ETF	4,373,611	1,590,520	94,585	126,961	—	427	6,480	115,975	5,876,453
Putnam Government Money Market Fund Class G *	852,079	18,752,463	19,086,439	17,117	—	—	—	518,103	518,103
Totals	$218,688,863	$81,249,364	$34,412,421	$3,017,288	$815,221	$2,446,561	$5,220,942		$273,193,309

2040 Fund
Affiliates	Fair value as of 7/31/24	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 1/31/25	Fair value as of 1/31/25
Putnam PanAgora ESG Emerging Markets Equity ETF	$6,056,815	$2,340,883	$362,364	$116,143	$114,790	$53,724	$(300,355)	366,648	$7,788,703
Putnam PanAgora ESG International Equity ETF	34,704,061	10,820,589	1,672,834	1,159,425	688,327	322,273	(1,895,068)	1,844,216	42,279,021
Putnam Sustainable Future ETF	48,274,151	11,547,350	1,403,098	17,781	—	377,602	4,527,999	2,383,164	63,324,004
Putnam Sustainable Leaders ETF	98,020,479	28,572,045	3,562,568	466,111	—	1,130,719	5,669,839	3,772,180	129,830,514
Putnam ESG Core Bond ETF	61,801,383	17,492,574	5,769,338	1,455,868	—	(92,624)	(1,493,689)	1,499,027	71,938,306
Putnam ESG High Yield ETF	13,037,094	3,271,454	248,450	486,099	—	6,858	39,594	313,766	16,106,550
Putnam ESG Ultra Short ETF	8,118,922	2,332,078	33,776	225,907	—	100	13,653	205,861	10,430,977
Putnam Government Money Market Fund Class G *	885,998	21,714,288	21,652,225	26,019	—	—	—	948,061	948,061
Totals	$270,898,903	$98,091,261	$34,704,653	$3,953,353	$803,117	$1,798,652	$6,561,973		$342,646,136

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Sustainable Retirement Funds

2035 Fund
Affiliates	Fair value as of 7/31/24	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 1/31/25	Fair value as of 1/31/25
Putnam PanAgora ESG Emerging Markets Equity ETF	$577,272	$98,691	$353,475	$4,823	$4,766	$51,938	$(45,096)	15,503	$329,330
Putnam PanAgora ESG International Equity ETF	28,238,415	7,345,752	2,602,677	900,292	534,485	427,486	(1,714,681)	1,382,509	31,694,295
Putnam Sustainable Future ETF	44,710,097	8,251,793	2,976,600	15,798	—	828,010	3,572,032	2,046,762	54,385,332
Putnam Sustainable Leaders ETF	89,570,797	22,860,553	7,898,979	412,372	—	2,530,269	3,606,052	3,215,440	110,668,692
Putnam ESG Core Bond ETF	94,610,077	21,270,104	9,491,198	2,192,192	—	(135,752)	(2,255,686)	2,167,067	103,997,545
Putnam ESG High Yield ETF	13,953,990	2,853,493	536,790	507,987	—	17,487	36,176	318,009	16,324,356
Putnam ESG Ultra Short ETF	11,612,801	2,631,735	547,774	319,745	—	4,119	13,108	270,653	13,713,989
Putnam Government Money Market Fund Class G *	1,334,167	23,868,336	24,344,889	21,977	—	—	—	857,614	857,614
Totals	$284,607,616	$89,180,457	$48,752,382	$4,375,186	$539,251	$3,723,557	$3,211,905		$331,971,153

2030 Fund
Affiliates	Fair value as of 7/31/24	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 1/31/25	Fair value as of 1/31/25
Putnam PanAgora ESG International Equity ETF	$19,546,207	$5,892,531	$2,018,079	$636,169	$377,681	$355,584	$(1,219,864)	983,912	$22,556,379
Putnam Sustainable Future ETF	31,372,319	6,769,511	3,100,352	11,272	—	856,026	2,216,831	1,434,412	38,114,335
Putnam Sustainable Leaders ETF	62,659,445	20,272,000	7,126,850	299,587	—	2,291,600	2,104,775	2,330,211	80,200,970
Putnam ESG Core Bond ETF	144,531,226	39,027,007	9,513,248	3,475,086	—	(167,360)	(3,669,428)	3,546,743	170,208,197
Putnam ESG High Yield ETF	19,415,922	4,927,089	462,416	729,956	—	14,655	53,596	466,539	23,948,846
Putnam ESG Ultra Short ETF	15,800,913	4,513,801	954,460	449,047	—	6,323	14,951	382,505	19,381,528
Putnam Government Money Market Fund Class G *	1,001,688	25,131,192	24,815,756	25,354	—	—	—	1,317,124	1,317,124
Totals	$294,327,720	$106,533,131	$47,991,161	$5,626,471	$377,681	$3,356,828	$(499,139)		$355,727,379

2025 Fund
Affiliates	Fair value as of 7/31/24	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 1/31/25	Fair value as of 1/31/25
Putnam PanAgora ESG International Equity ETF	$12,672,793	$5,252,458	$924,628	$459,604	$272,858	$154,014	$(794,985)	713,610	$16,359,652
Putnam Sustainable Future ETF	20,676,096	6,904,434	1,520,406	8,122	—	422,706	1,773,967	1,063,429	28,256,797
Putnam Sustainable Leaders ETF	41,028,435	20,585,859	3,709,549	218,319	—	1,195,017	1,912,986	1,772,704	61,012,748
Putnam ESG Core Bond ETF	145,652,037	47,760,284	9,696,608	3,617,529	—	(174,585)	(3,869,159)	3,743,946	179,671,969
Putnam ESG High Yield ETF	39,404,208	16,488,172	937,737	1,582,231	—	26,842	88,147	1,072,792	55,069,632
Putnam ESG Ultra Short ETF	15,638,284	5,911,917	1,039,764	458,604	—	5,681	18,660	405,265	20,534,778
Putnam Government Money Market Fund Class G *	983,482	23,221,103	23,191,111	21,993	—	—	—	1,013,474	1,013,474
Totals	$276,055,335	$126,124,227	$41,019,803	$6,366,402	$272,858	$1,629,675	$(870,384)		$361,919,050

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61

Maturity Fund
Affiliates	Fair value as of 7/31/24	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 1/31/25	Fair value as of 1/31/25
Putnam PanAgora ESG International Equity ETF	$8,766,157	$1,531,765	$789,709	$257,927	$153,125	$133,664	$(490,343)	399,191	$9,151,534
Putnam Sustainable Future ETF	14,306,283	1,146,365	883,291	4,658	—	248,318	1,077,071	598,190	15,894,746
Putnam Sustainable Leaders ETF	28,380,335	2,205,935	2,007,953	114,001	—	646,276	1,147,275	882,444	30,371,868
Putnam ESG Core Bond ETF	106,237,756	9,070,550	4,768,172	2,344,077	—	(44,293)	(2,291,108)	2,254,735	108,204,733
Putnam ESG High Yield ETF	34,495,683	2,920,144	1,919,293	1,172,505	—	57,951	93,717	694,450	35,648,202
Putnam ESG Ultra Short ETF	11,553,852	1,258,933	806,233	307,757	—	5,808	8,287	237,234	12,020,647
Putnam Government Money Market Fund Class G *	565,957	15,263,928	14,984,936	11,803	—	—	—	844,949	844,949
Totals	$204,306,023	$33,397,620	$26,159,587	$4,212,728	$153,125	$1,047,724	$(455,101)		$212,136,679
* Purchase cost and Sale proceeds are excluded from Note 3.

Note 6: Market, credit and other risks

In the normal course of business, the underlying Putnam funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The underlying Putnam funds may invest in ETFs with a focus on companies or issuers that exhibit a commitment to ESG factors may result in the fund investing in certain types of companies or issuers that underperform the market as a whole. In evaluating an investment opportunity for the underlying funds, the fund’s investment manager or PanAgora may make investment decisions without the availability of optimal ESG-related data (which may be even less available with securitized debt instruments) or based on information and data that is incomplete or inaccurate. Due to changes in the products or services of the companies and issuers in which the underlying Putnam fund invests, the underlying Putnam fund may temporarily hold securities that are inconsistent with its ESG investment criteria. The financial statements of the underlying Putnam funds contain additional information about the expenses and investments of the underlying Putnam funds and are available upon request.

Note 7: Operating segments

Each fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023–07, Segment Reporting (Topic 280)   — Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact each fund’s financial position or results of operations.

Each fund operates as a single operating segment, which is an investment portfolio. Each fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. Each fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

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Sustainable Retirement Funds

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Not applicable.

Sustainable Retirement Funds
63

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement with respect to your fund (the “New FTIML Sub-Advisory Agreement”) between Franklin Advisers, Inc. (“Franklin Advisers”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”). Franklin Advisers and FTIML are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML, the Trustees did not attempt to evaluate FTIML as a separate entity.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement. At its September 2024 meeting, the Contract Committee met with representatives of Franklin Templeton, and separately in executive session, to consider the information provided. At the September 2024 Board of Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Franklin Advisers and a sub-adviser to your fund prior to the Merger, with and into FTIML. The Trustees considered that, in connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity.

The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers; and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the sub-management contract between Franklin Advisers and PIL with respect to the fund (the “PIL Sub-Management Contract”). 1

The Trustees also considered that, prior to the Merger, counsel to Franklin Advisers and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

The Trustees also took into account that they had most recently approved the fund’s PIL Sub-Management Contract in June 2024. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the PIL Sub-Management Contract.

Board of Trustees’ Conclusions

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

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Sustainable Retirement Funds

© 2025 Franklin Templeton. All rights reserved.	PSRF-SFSOI 3/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Target Date Funds

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: March 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: March 27, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: March 27, 2025